Document And Entity Information	6 Months Ended
Jun. 30, 2013
Document and Entity Information
Document Type	6-K
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Entity Registrant Name	Capital Product Partners L.P.
Entity Central Index Key	0001392326
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2
General Partner
Document and Entity Information
Entity's units outstanding	1,415,757
Common Limited Partner
Document and Entity Information
Entity's units outstanding	69,372,077
Preferred Limited Partner
Document and Entity Information
Entity's units outstanding	24,655,554

Unaudited Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 74,648	$ 43,551
Trade accounts receivable, net	2,899	2,346
Prepayments and other assets	1,319	1,259
Above market acquired charters (Note 6)	1,863	0
Inventories	2,416	2,333
Total current assets	83,145	49,489
Fixed assets
Vessels, net (Note 5)	1,042,900	959,550
Total fixed assets	1,042,900	959,550
Other non-current assets
Trade accounts receivable, net	848	848
Above market acquired charters (Note 6)	79,753	47,720
Deferred charges, net	2,403	2,021
Restricted cash	13,500	10,500
Total non-current assets	1,139,404	1,020,639
Total assets	1,222,549	1,070,128
Current liabilities
Current portion of long-term debt (Note 7)	5,400	0
Trade accounts payable	5,444	4,776
Due to related parties (Note 4)	21,062	17,447
Derivative instruments (Note 8)	0	467
Accrued liabilities	3,686	2,781
Deferred revenue (Note 4)	7,396	10,302
Total current liabilities	42,988	35,773
Long-term liabilities
Long-term debt (Note 7)	505,615	458,365
Deferred revenue	1,561	2,162
Total long-term liabilities	507,176	460,527
Total liabilities	550,164	496,300
Commitments and contingencies (Note 13)	0	0
Partners' capital	672,385	573,828
Total liabilities and partners' capital	$ 1,222,549	$ 1,070,128

Unaudited Condensed Consolidated Statements of Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Revenue:
Revenues	$ 53,726	$ 43,783
Revenues - related party (Note 4)	28,008	33,904
Total revenues	81,734	77,687
Expenses:
Voyage Expenses	2,882	3,259
Voyage expenses related party (Note 4)	160	284
Vessel operating expenses - related party (Note 4)	8,496	13,422
Vessel operating expenses	17,522	9,830
General and administrative expenses	5,984	4,547
Gain on sale of vessels to third parties	0	(1,296)
Depreciation and amortization	24,680	24,221
Operating income	22,010	23,420
Non operating income (expense) net:
Gain from bargain purchase (Note 3)	17,475	0
Other income / (expense), net:
Interest expense and finance cost	(7,357)	(18,929)
Gain on sale of claim (Note 12)	32,000	0
Gain on interest rate swap agreement (Note 8)	4	1,447
Interest and other income	200	657
Total other income/ (expense), net	24,847	(16,825)
Net income	64,332	6,595
Preferred unit holders' interest in Partnership's net income	10,540	4,159
General Partner's interest in Partnership's net income	1,076	49
Common unit holders' interest in Partnership's net income	52,716	2,387
Net income per (Note 11)
Common unit basic	$ 0.76	$ 0.03
Weighted-average units outstanding:
Common units basic	68,385,001	68,186,476
Net income per (Note 11)
Common unit diluted	$ 0.7	$ 0.03
Weighted-average units outstanding:
Common units diluted	89,980,394	68,186,476
Comprehensive income:
Partnership's net income	64,332	6,595
Other Comprehensive income:
Unrealized gain on derivative instruments (Note 8)	462	9,840
Comprehensive income	$ 64,794	$ 16,435

Unaudited Condensed Consolidated Statements of Changes in Partners' Capital (USD $) In Thousands	Total	General Partner	Common Unitholders	Preferred Unitholders	Total	Accumulated Other Comprehensive Loss
Balance at Dec. 31, 2011	$ 517,326	$ 11,005	$ 517,545	$ 0	$ 528,550	$ (11,224)
Distributions declared (distributions per unit of $0.465 in 2012 and distributions per common unit of $0.465 and preferred unit of $0.4275 in 2013) (Note 9)	(32,916)	(658)	(32,258)	0	(32,916)
Partnership's net income	6,595	49	2,387	4,159	6,595
Issuance of units (Note 9)	136,425			136,425	136,425
Equity compensation expense	1,991	0	1,991	0	1,991
Other comprehensive income (Note 8)	9,840					9,840
Balance at Jun. 30, 2012	639,261	10,396	489,665	140,584	640,645	(1,384)
Balance at Dec. 31, 2012	573,828	9,049	425,497	139,744	574,290	(462)
Distributions declared (distributions per unit of $0.465 in 2012 and distributions per common unit of $0.465 and preferred unit of $0.4275 in 2013) (Note 9)	(41,511)	(658)	(32,258)	(8,595)	(41,511)
Partnership's net income	64,332	1,076	52,716	10,540	64,332
Issuance of units (Note 9)	72,535			72,535	72,535
Equity compensation expense	2,739	0	2,739	0	2,739
Other comprehensive income (Note 8)	462					462
Balance at Jun. 30, 2013	$ 672,385	$ 9,467	$ 448,694	$ 214,224	$ 672,385	$ 0

Unaudited Condensed Consolidated Statements of Changes in Partners' Capital (Parentheticals) (USD $)	1 Months Ended		3 Months Ended		6 Months Ended
	Jan. 22, 2013	Jan. 23, 2012	Apr. 22, 2013	Apr. 24, 2012	Jun. 30, 2013	Jun. 30, 2012
Common units
Distributions [Line Items]
Dividends declared	$ 0.2325	$ 0.2325	$ 0.2325	$ 0.2325	$ 0.465	$ 0.465
Preferred units
Distributions [Line Items]
Dividends declared	$ 0.21375	$ 0	$ 0.21375	$ 0	$ 0.4275

Unaudited Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash flows from operating activities:
Net income	$ 64,332	$ 6,595
Adjustments to reconcile net income to net cash provided by operating activities:
Vessel depreciation and amortization	24,680	24,221
Gain from bargain purchase (Note 3)	(17,475)	0
Amortization of deferred charges	98	304
Gain on interest rate swap agreements (Note 8)	(4)	(1,447)
Gain on sale of vessels to third parties (Note 5)	0	(1,296)
Amortization of above market acquired charters (Note 6)	5,579	3,909
Equity compensation expense (Note 10)	2,739	1,991
Changes in operating assets and liabilities:
Trade accounts receivable	(553)	1,515
Prepayments and other assets	(60)	282
Inventories	(83)	2,117
Trade accounts payable	431	(2,004)
Due from related parties	0	(33)
Due to related parties	3,615	(1,424)
Accrued liabilities	788	(340)
Deferred revenue	(3,429)	(155)
Dry-docking costs	(196)	0
Net cash provided by operating activities	80,462	34,235
Cash flows from investing activities:
Vessel acquisitions and improvements (Note 3)	(130,000)	(185)
Increase in restricted cash	(3,000)	(3,250)
Net proceeds from sale of vessels to third parties (Note 5)	0	19,675
Net cash (used in) / provided by investing activities	(133,000)	16,240
Cash flows from financing activities:
Proceeds from issuance of Partnership units (Note 9)	75,075	139,400
Expenses paid for issuance of Partnership units (Note 9)	(2,568)	0
Proceeds from issuance of long-term debt (Notes 3, 7)	54,000	0
Loan issuance costs	(11)	(133)
Payments of long-term debt (Note 7)	(1,350)	(170,066)
Dividends paid	(41,511)	(32,916)
Net cash provided by/ (used in) financing activities	83,635	(63,715)
Net increase/(decrease) in cash and cash equivalents	31,097	(13,240)
Cash and cash equivalents at beginning of period	43,551	53,370
Cash and cash equivalents at end of period	74,648	40,130
Supplemental cash flow information
Cash paid for interest	7,021	18,432
Non-Cash Investing and Financing Activities
Private placement costs relating to Class B preferred units included in liabilities (Note 9)	(28)	2,975
Capitalised and dry-docking vessel costs included in liabilities	$ 321	$ 59

Basis Of Presentation And General Information	6 Months Ended
Jun. 30, 2013
Basis Of Presentation and General Information (Abstract)
Basis Of Presentation and General Information
1.	Basis of Presentation and General Information
Capital Product Partners L.P. (the “Partnership”) was formed on January 16, 2007, under the laws of the Marshall Islands. The Partnership is an international shipping company. Its fleet of twenty seven modern high specification vessels consists of four Suezmax crude oil tankers, eighteen modern medium range tankers all of which are classed as IMO II/III vessels, four post panamax container carrier vessels, and one capesize bulk carrier. Its vessels are capable of carrying a wide range of cargoes, including crude oil, refined oil products, such as gasoline, diesel, fuel oil and jet fuel, edible oils and certain chemicals such as ethanol as well as dry cargo and containerized goods under short-term voyage charters and medium to long-term time and bareboat charters
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These statements and the accompanying notes should be read in conjunction with the Company's Annual Report on Form 20-F for the fiscal year ended December 31, 2012, filed with the U.S. Securities and Exchange Commission (the “SEC”) on February 5, 2013.
These unaudited condensed consolidated financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Partnership's financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2013 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2013.

Significant Accounting Policies	6 Months Ended
Jun. 30, 2013
Significant Accounting Policies (Abstract)
Significant Accounting Policies
2.	Significant Accounting Policies

A discussion of the Partnership's significant accounting policies can be found in the Partnership's Consolidated Financial Statements included in the Annual Report on Form 20-F for the year ended December 31, 2012 (the “Consolidated Financial Statements for the year ended December 31, 2012”). The Company amended its significant accounting policies in order to include a new policy for deferred dry docking costs.

Deferred dry docking costs: The Company's vessels are required to be dry docked every 30 to 60 months for major repairs and maintenance that cannot be performed while the vessels are under operation. For the vessels that were operated under the floating fee management agreement and Crude's management agreement (Note 4) the Company has adopted the deferral method of accounting for dry-dock activities whereby costs incurred are deferred and amortized on a straight-line basis over the period until the next scheduled dry-dock activity.

Acquisitions	6 Months Ended
Jun. 30, 2013
Acquisitions (Abstract)
Acquisitions
3.	Acquisitions

a. Hercules Container Carrier S.A. (M/V Aristotelis)
On March 20, 2013, the Partnership acquired the shares of Hercules Container Carrier S.A., the vessel owning company of the M/V Aristotelis (renamed Hyundai Premium) (“Hercules”) from Capital Maritime and Trading Corp. (“CMTC”) for a total consideration of $65,000 following the unanimous recommendation of the conflicts committee and the unanimous approval of the board of directors. The vessel at the time of her acquisition by the Partnership was fixed on a twelve year time charter, with Hyundai Merchant Marine Co Ltd (“Hyundai”).  The time charter commenced in March 2013 and the earliest expiration date under the charter is in January 2025.
The Partnership accounted for the acquisition of Hercules as an acquisition of a business. All assets and liabilities of Hercules except the vessel, necessary permits and time charter agreement, were retained by CMTC. The purchase price of the acquisition has been allocated to the identifiable assets acquired, with the excess of the fair value of assets acquired over the purchase price recorded as a gain from bargain purchase.

•	Purchase Price
The total purchase consideration of $65,000 was funded by $27,000 through a draw-down from the Partnership's $350,000 credit facility (Note 7), by $36,268 representing part of the net proceeds from the issuance of 9,100,000 Partnership's Class B Convertible Preferred Units in March 2013 (Note 9) and by $1,732 from the Partnership's available cash.

•	Acquisition related costs
There were no costs incurred in relation to the acquisition of Hercules.

•	Purchase price allocation
The allocation of the purchase price to acquired identifiable assets was based on their estimated fair values at the date of acquisition.
The fair value allocated to each class of identifiable assets of Hercules and the gain from bargain purchase recorded as non operating income, net in the Partnership's unaudited condensed consolidated statements of comprehensive income for the six month period ended June 30, 2013 was calculated as follows:

As of March 20, 2013
Vessel	$54,000
Above market acquired time charter	$19,707
Identifiable assets	$73,707
Purchase price	(65,000)
Gain from bargain purchase	$8,707
.
After a subsequent review and reassessment of valuation methods and procedures of the $73,707 fair value amount for identifiable assets acquired, the Partnership concluded that its measurements for the assets acquired appropriately reflect consideration of all available information that existed as of the acquisition date. Therefore, the Partnership recorded a gain from bargain purchase of $8,707 in its unaudited condensed consolidated statements of comprehensive income, in accordance with Accounting Standard Codification (“ASC”) Subtopic 805-30 “Business Combinations, Goodwill or Gain from Bargain Purchase, Including Consideration Transferred” as of the Hercules acquisition date.

•	Identifiable intangible assets
The following table sets forth the component of the identifiable intangible asset acquired with the purchase of Hercules which is being amortized over its duration on a straight-line basis as a reduction of revenue:

Intangible assets	As of March 20, 2013	Duration of time charter acquired
Above market acquired time charter	$19,707	11.8 years
The fair value of the above market time charter acquired was determined as the difference between the time charter rate at which the vessel was fixed at and market rate for comparable charter as provided by independent third parties on the business combination date discounted at a WACC of approximately 11%.

Total revenues and net income of M/V Aristotelis since its acquisition by the Partnership were $2,583 and $1,305 respectively and are included in the Partnership's unaudited condensed consolidated statements of comprehensive income for the six months period ended June 30, 2013.

•	Pro Forma Financial Information
.The supplemental pro forma financial information was prepared using the acquisition method of accounting and is based on the following:

•	The Partnership's actual results of operations for the six month period ended June 30, 2013

•
Pro forma results of operations of Hercules for the period from its vessel's delivery from the shipyard on March 11, 2013 (vessel inception) to March 20, 2013 as if Aristotelis was operating under post acquisition revenue and cost structure.

The combined results do not purport to be indicative of the results of the operations which would have resulted had the acquisition been effected at beginning of the applicable period noted above, or the future results of operations of the combined entity.
The following table summarizes total net revenues; net income and net income per common unit of the combined entity had the acquisition of Aristotelis occurred on March 11, 2013 (vessel inception):
For the six months period ended June 30, 2013
Total revenues	$81,957
Partnership's net income	$64,424
Partnership's net income available to preferred unit holders	$10,540
General Partner's interest in Partnership's net income	$1,078
Common unit holders interest in Partnership's net income	$52,806
Pro-forma weighted average of Partnership's common units outstanding - basic	68,385,001
Net income per common unit basic	$0.76
Pro-forma weighted average of Partnership's common units outstanding - diluted	89,980,394
Net income per common unit diluted	$0.71

 b. Iason Container Carrier S.A. (M/V Attalos)
On 27 March 2013, the M/V Attalos (renamed Hyundai Paramount) (“Iason”) was delivered to CMTC from a shipyard and on the same date the Partnership acquired the shares of Iason Container Carrier S.A., the vessel owning company of Iason from CMTC for a total consideration of $65,000 following the unanimous recommendation of the conflicts committee and the unanimous approval of the board of directors. At the time of her acquisition by the Partnership the vessel was fixed on a twelve year time charter, with Hyundai Merchant Marine Co Ltd (“Hyundai”). The time charter commenced in April 2013 and the earliest expiration date under the charter is in February 2025.
The Partnership accounted for the acquisition of Iason as an acquisition of a business. All assets and liabilities of Iason except the vessel, necessary permits and time charter agreement, were retained by CMTC. The purchase price of the acquisition has been allocated to the identifiable assets acquired, with the excess of the fair value of assets acquired over the purchase price recorded as a gain from bargain purchase.

•	Purchase Price
The total purchase consideration of $65,000 was funded by $27,000 through a draw-down from the Partnership's $350,000 credit facility (Note 7), by $36,267 representing part of the net proceeds from the issuance of Partnership's Class B Convertible Preferred Units in March 2013 (Note 9) and by $1,733 from the Partnership's available cash.

•	Acquisition related costs
There were no costs incurred in relation to the acquisition of Iason.

•	Purchase price allocation
The allocation of the purchase price to acquired identifiable assets was based on their estimated fair values at the date of acquisition.
The fair value allocated to each class of identifiable assets of Iason and the gain from bargain purchase recorded as non operating income, net in the Partnership's unaudited condensed consolidated statements of comprehensive income for the six month period ended June 30, 2013 was calculated as follows:

As of March 27, 2013
Vessel	$54,000
Above market acquired time charter	$19,768
Identifiable assets	$73,768
Purchase price	$(65,000)
Gain from bargain purchase	$8,768
.
After a subsequent review and reassessment of valuation methods and procedures of the $73,768 fair value amount for identifiable assets acquired, the Partnership concluded that its measurements for the assets acquired appropriately reflect consideration of all available information that existed as of the acquisition date. Therefore, the Partnership recorded a gain from bargain purchase of $8,768 in its unaudited condensed consolidated statements of comprehensive income, in accordance with ASC Subtopic 805-30 “Business Combinations, Goodwill or Gain from Bargain Purchase, Including Consideration Transferred” as of the Iason acquisition date.

•	Identifiable intangible assets
The following table sets forth the component of the identifiable intangible asset acquired with the purchase of Iason which is being amortized over its duration on a straight-line basis as a reduction of revenue:

Intangible assets	As of March 27, 2013	Duration of time charter acquired
Above market acquired time charter	$19,768	11.8 years
The fair value of the above market time charter acquired was determined as the difference between the time charter rate at which the vessel was fixed at and market rate for comparable charter as provided by independent third parties on the business combination date discounted at a WACC of approximately 11%.

Total revenues and net income of Atalos since its acquisition by the Partnership were $2,156 and $969 respectively and included in the Partnership's unaudited condensed consolidated statements of comprehensive income for the six month period ended June 30, 2013.

•	Pro Forma Financial Information
There is no pro forma financial information available in relation to the acquisition of Iason as its vessel was under construction up to the date of her acquisition by the Partnership.

Transactions With Related Parties	6 Months Ended
Jun. 30, 2013
Transactions with Related Parties (Abstract)
Transactions with Related Parties
4.	Transactions with Related Parties
The Partnership and its subsidiaries, have related-party transactions with the Capital Shipmanagement Corp. (the “Manager”), due to certain terms of the following three different types of management agreements.

1.
Fixed fee management agreement: At the time of the completion of the IPO the Partnership entered into an agreement with its Manager , according to which the Manager provides the Partnership with certain commercial and technical management services for a fixed daily fee per managed vessel which covers the commercial and technical management services, the respective vessels' operating costs such as crewing, repairs and maintenance, insurance, stores, spares, and lubricants as well as the cost of the first special survey or next scheduled dry-docking, of each vessel. In addition to the fixed daily fees payable under the management agreement, the Manager is entitled to supplementary compensation for additional fees and costs (as defined in the agreement) of any direct and indirect additional expenses it reasonably incurs in providing these services, which may vary from time to time. The Partnership also pay a fixed daily fee per bareboat chartered vessel in its fleet, mainly to cover compliance and commercial costs, which include those costs incurred by the manager to remain in compliance with the oil majors' requirements, including vetting requirements;

2.
Floating fee management agreement: On June 9, 2011, the Partnership entered into an agreement with its Manager based on actual expenses with an initial term of five years per managed vessel. Under the terms of this agreement the Partnership compensates its Manager for expenses and liabilities incurred on the Partnership's behalf while providing the agreed services, including, but not limited to, crew, repairs and maintenance, insurance, stores, spares, lubricants and other operating costs. Costs and expenses associated with a managed vessel's next scheduled dry docking are borne by the Partnership and not by the Manager. The Partnership also pays its Manager a daily technical management fee per managed vessel that is revised annually based on the United States Consumer Price Index; and

3.
Crude Carriers Corp. (“Crude”) management agreement: On September 30, 2011, the Partnership completed the acquisition of Crude. The five crude tanker vessels the Partnership acquired as part of the Crude's acquisition continue to be managed under a management agreement entered into in March 2010 with the Manager whose initial term expires on December 31, 2020. Under the terms of this agreement the Partnership compensates the Manager for all of its expenses and liabilities incurred on the Partnership's behalf while providing the agreed services, including, but not limited to, crew, repairs and maintenance, insurance, stores, spares, lubricants and other operating and administrative costs. The Partnership also pays its Manager the following fees:

(a) a daily technical management fee per managed vessel that is revised annually based on the United States Consumer Price Index;
(b) a sale and purchase fee equal to 1% of the gross purchase or sale price upon the consummation of any purchase or sale of a vessel acquired by Crude ; and
(c) a commercial services fee equal to 1.25% of all gross charter revenues generated by each vessel for commercial services rendered.

 The Manager has the right to terminate the Crude management agreement and, under certain circumstances, could receive substantial sums in connection with such termination. As of March 2013 this termination fee had been adjusted from $9,000 to $9,654.

All the above three agreements will constitute the “Management Agreements”.
Under the terms of the fixed fee management agreement, the Manager charged the Partnership for additional fees and costs, relating to insurances deductibles, vetting, and repairs and spares that related to unforeseen events. For the six months period ended June 30, 2013 and 2012 such fees amounted to $389 and $1,016 respectively.
On April 4, 2007, the Partnership entered into an administrative services agreement with the Manager, pursuant to which the Manager will provide certain administrative management services to the Partnership such as accounting, auditing, legal, insurance, IT, clerical, investor relations and other administrative services. Also the Partnership reimburses CGP for all expenses which are necessary or appropriate for the conduct of the Partnership's business. The Partnership reimburses the Manager and CGP for reasonable costs and expenses incurred in connection with the provision of these services after the Manager submits to the Partnership an invoice for such costs and expenses, together with any supporting detail that may be reasonably required. These expenses are included in general and administrative expenses in the unaudited condensed consolidated statements of comprehensive income.
Balances and transactions with related parties consisted of the following:

Consolidated Balance Sheets	As of June 30, 2013	As of December 31, 2012
Liabilities:
Manager - payments on behalf of the Partnership (a)	$19,665	$15,957
Management fee payable to CSM (b)	$1,397	$1,490

Due to related parties	$21,062	$17,447

Deferred revenue - current (e)	$4,961	$4,637

Total liabilities	$26,023	$22,084
Statement of comprehensive income	For the six-month period ended June 30,
	2013	2012
Revenues (c)	$28,008	$33,904
Vessel operating expenses	$8,496	$13,422
Voyage expenses	$160	$284
General and administrative expenses (d)	$1,521	$1,539

(a)	Manager - Payments on Behalf of Capital Product Partners L.P . : This line item includes the Manager payments it makes on behalf of the Partnership and its subsidiaries.
(b)
Management fee payable to CSM : The amount outstanding as of June 30, 2013 and December 31, 2012 represents the management fee payable to CSM as a result of the Management Agreements the Partnership entered into with the Manager.

(c)     Revenues: The following table includes information regarding the charter agreements that were in place between the Partnership and
          CMTC during the six months period ended June 30, 2013 and 2012:

Vessel Name	Time Charter (TC) in years	Commencement of Charter	Termination or earliest expected redelivery	Gross (Net) Daily Hire Rate
M/T Agisilaos	1 TC	08/2011	09/2012	$13.5 ($13.3)
M/T Agisilaos	1 TC	09/2012	08/2013	$13.5 ($13.3)
M/T Axios	1 TC	06/2012	06/2013	$14.0 ($13.8)
M/T Axios	1 TC	06/2013	05/2014	$14.8 ($14.6)
M/T Arionas	1 TC	10/2011	11/2012	$13.8 ($13.6)
M/T Arionas	1 TC	11/2012	10/2013	$13.8 ($13.6)
M/T Alkiviadis	2 TC	06/2010	06/2012	$13.0 ($12.8)
M/T Alkiviadis	1 TC	07/2012	06/2013	$13.4 ($13.2)
M/T Amore Mio II	0.9 to 1.2TC	12/2011	03/2012	$18.3 ($18.0)
M/T Avax	1 TC	05/2011	05/2012	$14.0 ($13.8)
M/T Avax	1 TC	05/2012	05/2013	$14.0 ($13.8)
M/T Avax	1 TC	05/2013	04/2014	$14.8 ($14.6)
M/T Akeraios	1 TC	07/2011	07/2012	$14.0 ($13.8)
M/T Akeraios	1 TC	07/2012	07/2013	$14.0 ($13.8)
M/T Apostolos	1 TC	09/2012	08/2013	$14.0 ($13.8)
M/T Agamemnon	1 TC	03/2013	02/2014	$14.5 ($14.5)
M/T Miltiadis M II	1 TC	03/2012	09/2012	$18.3 ($18.0)
M/T Alexander The Great	1 TC	11/2011	12/2012	$28.0 ($27.7)
M/T Amoureux	1+1+1 TC	10/2011	11/2013	$20.0+$24.0+$28.0 ($19.8+$23.7+$27.7)
M/T Aias	1+1+1 TC	11/2011	11/2013	$20.0+$24.0+$28.0 ($19.8+$23.7+$27.7)
M/T Achilleas	1TC	01/2012	12/2012	$28.0 ($27.7)

(d)	General and administrative expenses: This line item mainly includes internal audit, investor relations and consultancy fees.
(e)	Deferred Revenue: As of June 30, 2013 and December 31, 2012 the Partnership received cash in advance for revenue earned in a subsequent period from CMTC.

Vessels	6 Months Ended
Jun. 30, 2013
Vessels (Abstract)
Vessels
5.	Vessels
An analysis of vessels is as follows:
Net Book
Value
Carrying amount as at January 1, 2012	$1,073,986
Acquisition and improvements	133,105
Disposals	(156,128)
Impairment of vessels	(43,178)
Depreciation	(48,235)
Carrying amount as at December 31, 2012	$959,550
Acquisitions and improvements	108,000
Depreciation	(24,650)
Carrying amount as at June 30, 2013	$1,042,900

All of the Partnership's vessels as of June 30, 2013 have been provided as collateral to secure the Partnership's credit facilities.

On March 20 and March 27, 2013, the Company acquired the shares of  Hercules Container Carrier S.A., the vessel owning company of M/V Aristotelis (renamed Hyundai Premium), and Iason Container Carrier S.A., the vessel owning company of the M/V Attalos (renamed Hyundai Paramount), respectively (Note 3). The vessels were recorded in the Partnership's financial statements at their respective fair values of $54,000 each as quoted by independent brokers at the time of their acquisition by the Partnership.
On December 22, 2012, the Partnership acquired the shares of the vessel owning companies of two post panamax container carrier vessels the M/V Agamemnon and the M/V Archimidis from CMTC in exchange of the shares of the vessel owning companies of two very large crude carrier vessels the M/T Achilleas and the M/T Alexander The Great respectively. The M/V Agamemnon and the M/V Archimidis have been recorded in the Partnership's financial statements at their fair value as quoted by independent brokers at the time of the acquisition of $68,000 and $65,000 respectively.
On April 4, 2012 the Company disposed the M/T Aristofanis, a 12,000 dwt, chemical tanker built in 2005 for net proceeds of $9,868, to an unrelated third party. The Partnership realized a net gain on this disposal of $353 as the carrying value of the vessel at the time of her disposal was $9,514.
On February 14, 2012 the Company disposed the M/T Attikos, a 12,000 dwt chemical tanker built in 2005 for net proceeds of $9,807, to an unrelated third party. The Partnership realized a net gain on this disposal of $943 as the carrying value of the vessel at the time of her disposal was $8,864.

Above Market Acquired Charters	6 Months Ended
Jun. 30, 2013
Above Market Acquired Charters (Abstract)
Above market acquired charters
6.	Above market acquired charters

On March 20 and March 27, 2013 the Partnership acquired the shares of Hercules Container Carrier S.A. and Iason Container Carrier S.A., the vessel owning companies of M/V Aristotelis (renamed Hyundai Premium) and M/V Atalos (renamed Hyundai Paramount), respectively, from CMTC with outstanding time charters which were above the market rates for equivalent time charters prevailing at the time of acquisition. The present value of the above market acquired time charters were estimated by the Partnership at $19,707 and $19,768, respectively, and recorded as an asset in the unaudited condensed consolidated balance sheet as of the acquisition date (Note 3).

On December 22, 2012 the Partnership acquired the shares of Agamemnon Container Carrier Corp and Archimidis Container Carrier Corp., the vessel owning companies of M/V Agamemnon and M/V Archimidis, from CMTC with outstanding time charters which were above the market rates for equivalent time charters prevailing at the time of acquisition. The present value of the above market acquired time charters were estimated by the Partnership at $2,250 each, and recorded as an asset in the unaudited condensed consolidated balance sheet as of the acquisition date.

For the six months period ended June 30, 2013 and 2012, revenues included a reduction of $5,579 and $3,909 as amortization of the above market acquired charters, respectively.
An analysis of above market acquired charters is as follows:

Above market acquired charters	M/V Cape Agamemnon	M/T Assos	M/V Agamemnon	M/V Archimidis	M/V Aristotelis	M/V Attalos	Total
Carrying amount as at January 1, 2012	$45,543	$5,581	$—	$—	$—	$—	$51,124
Acquisitions	—	—	2,250	2,250	—	—	4,500
Amortization	(5,372)	(2,488)	(23)	(21)	—	—	(7,904)
Carrying amount as at December 31, 2012	$40,171	$3,093	$2,227	$2,229	$—	$—	$47,720
Acquisitions	—	—	—	—	19,707	19,768	39,475
Amortization	(2,656)	(1,230)	(429)	(396)	(471)	(397)	(5,579)
Carrying amount as at June 30, 2013	$37,515	$1,863	$1,798	$1,833	$19,236	$19,371	$81,616

 As of June 30, 2013 the remaining carrying amount of unamortized above market acquired time and bare-boat charters was $81,616 and will be amortized in future years as follows:

For the twelve month period ended June 30,	M/V Cape Agamemnon	M/T Assos	M/V Agamemnon	M/V Archimidis	M/V Aristotelis	M/V Atalos	Total
2014	$5,357	$1,863	$863	$796	$1,668	$1,670	$12,217
2015	5,357	—	863	796	1,668	1,670	10,354
2016	5,372	—	72	241	1,668	1,670	9,023
2017	5,357	—	—	—	1,668	1,670	8,695
2018	5,357	—	—	—	1,668	1,670	8,695
Thereafter	10,715	—	—	—	10,896	11,021	32,632
Total	$37,515	$1,863	$1,798	$1,833	$19,236	$19,371	$81,616

Long-Term Debt	6 Months Ended
Jun. 30, 2013
Long-Term Debt (Abstract)
Long-Term Debt
7.	Long-Term Debt
Long-term debt consists of the following:

	Bank Loans	Entity	As of June 30, 2013	As of December 31, 2012	Margin
(i)	Issued in April, 2007 maturing in June, 2017	Capital Product Partners L.P.	$250,850	$250,850	2%
(ii)	Issued in March, 2008 maturing in March 2018	Capital Product Partners L.P.	$241,165	188,515	3%
(iii)	Issued in June 2011 maturing in March 2018	Capital Product Partners L.P.	$19,000	19,000	3.25%
	Total		$511,015	$458,365
	Less: Current portion		$5,400	-
	Long-term portion		$505,615	$458,365
As of June 30, 2013 the Partnership's loan amounts drawn under its credit facilities are as follows:

Vessel / Entity	Date	$370,000 Credit Facility (i)	$350,000 Credit Facility (ii)	$25,000 Credit Facility (iii)
M/T Akeraios	07/13/2007	$46,850	$—	$—
M/T Apostolos	09/20/2007	56,000	—	—
M/T Anemos I	09/28/2007	56,000	—	—
M/T Alexandros II	01/29/2008	48,000	—	—
M/T Amore Mio II	03/27/2008	—	46,000	—
M/T Aristofanis	04/30/2008	—	11,500	—
M/T Aristotelis II	06/17/2008	20,000	—	—
M/T Aris II	08/20/2008	24,000	1,584	—
M/V Cape Agamemnon	06/09/2011	—		19,000
M/V Hyundai Premium	03/20/2013		26,325	—
M/V Hyundai Paramount	03/27/2013		26,325	—
Crude Carriers Corp. and its subsidiaries	09/30/2011	—	129,431	—

Total		$250,850	$241,165	$19,000

As of June 30, 2013 and December 31, 2012, the Partnership was in compliance with all financial debt covenants.
On March 20, and March 27, 2013, the Partnership had drawn in total the amount of $54,000 from the undrawn portion of its $350,000 credit facility in order to partly finance the acquisition of the vessel owning companies of the M/V Aristotelis and the M/V Attalos respectively (Note 3). The amount of $54,000 is payable in twenty equal consecutive quarterly installments of $1,350 commencing in June 2013 plus a balloon payment of $27,000 in March 2018.
On March 27, 2013 the Partnership's credit facility of $350,000 was converted into a term loan, and the undrawn amount of $1,420 was cancelled.
Following the exchange of the M/T Achilleas with the M/V Agamemnon and the M/T Alexander the Great with the M/V Archimidis in December 2012, the Partnership prepaid from its available cash the amount of $5,149 and the M/V Archimidis and the M/V Agamemnon replaced the M/T Alexander the Great and the M/T Achilleas as collateral under its credit facility of $350,000.
Following the issuance of Class B Convertible Preferred Units in May and June 2012 (Note 9), the Partnership prepaid debt of $149,566 across its three credit facilities by using in full the net proceeds of the issuance of $136,425 and an amount of $13,141 from its available cash. Following the debt repayment of $149,566, on May 23, 2012 the Partnership's credit facilities were amended: a) The new amortization schedule will commence in March 2016 b) the margin of the credit facility of $370,000 and $350,000 has increased to 2% and 3% respectively and c) the Partnership's credit facility of $370,000 was converted into a term loan, and the undrawn tranche of $52,500 relating to the credit facility of $350,000 was cancelled.
The Partnership's loan of $370,000 will be repaid in 6 equal consecutive quarterly installments of $12,975 commencing in March, 2016 plus a balloon payment due in June, 2017. The Partnership's credit facilities of $350,000 and $25,000 will be repaid in 9 equal consecutive quarterly installments of $7,855 and $1,000 respectively commencing in March, 2016 plus a balloon payment for each facility due in March, 2018.

On April 4, 2012, an amount of $10,500 was repaid on the Partnership's revolving credit facility of $370,000, from the proceeds of the disposal of its vessel M/T Aristofanis.
On February 15, 2012, an amount of $10,000 was repaid on the Partnership's revolving credit facility of $370,000, from the proceeds of the disposal of its vessel M/T Attikos.
For the six month period ended June 30, 2013 and 2012 interest expense amounted to $7,077 and $18,379 respectively. As of June 30, 2013 the weighted average interest rate of the Partnership's loan facilities was 2.71%.

Derivative Instruments	6 Months Ended
Jun. 30, 2013
Derivative Instruments (Abstract)
Derivative Instruments
8.	Derivative Instruments
The Partnership had entered into fourteen interest rate swap agreements in order to mitigate the exposure from interest rate fluctuations. Nine of the Partnership's interest rate swap agreements under its $370,000 credit facility expired as of June 29, 2012 and one was terminated upon the disposal of the M/T Attikos and the M/T Aristofanis. During the year ended December 31, 2012, the Partnership terminated one interest rate swap agreement in full and one partially under its $350,000 credit facility. During the six months period ended June 30, 2013, the Partnership's three remaining swaps amounting to $59,084 expired.
All derivatives carried at fair value on the consolidated balance sheet at each period end. Balances as of June 30, 2013 and December 31, 2012 are as follows:

	June 30, 2013		December 31, 2012
	Interest Rate Swaps	Total	Interest Rate Swaps	Total
Short-term liabilities	$-	$-	$467		$467
Long-term liabilities	$-	$-	$-	$

Total	$-	$-	$467		$467

Tabular disclosure of financial instruments is as follows:

Derivative Liabilities
Balance sheet location	As of June 30, 2013 Fair value	As of December 31, 2012 Fair value
Derivatives designated as hedging instruments - effective hedges
Derivative instruments long-term liabilities.	$-	$-
Derivative instruments short-term liabilities.	$-	100

Total derivatives not designated as hedging instruments - ineffective hedges
Derivative instruments short-term liabilities.	$-	367

Total Derivative Liabilities	$-	$467

The table below shows the effective portion of the Partnership's derivatives recognized in Other Comprehensive Income (“OCI”), the realized losses from net interest rate settlements transferred from OCI into the unaudited condensed consolidated statements of comprehensive income and the amounts remaining in OCI for the six months period ended June 30, 2013 and 2012 respectively:

Derivatives designated in cash flow hedging relationships recognized in OCI (Effective Portion)	Change in Fair Value of hedging instrument recognized in OCI (Effective Portion)		Location of Gain/(loss) Reclassified into consolidated statements of comprehensive /income (Effective Portion)	Amount of Loss Reclassified from OCI into consolidated statements of comprehensive income (Effective Portion)		Amount of Gain recorded in OCI (Effective Portion)		Location of Gain/(loss) Recognized in the consolidated statements of comprehensive /income (ineffective portion)	Amount of Gain/(Loss) recognized the consolidated statements of comprehensive / income
	2013	2012		2013	2012	2013	2012		2013	2012
Interest rate swaps	(5)	(1,857)	Interest expense and finance cost	(467)	(11,697)	462	9,840	Gain on interest rate swap agreement	4	1,447

 The Partnership follows the accounting guidance for derivative instruments which requires disclosure that establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:
Level 1: Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date;
Level 2: Inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly;
Level 3: Inputs are unobservable inputs for the asset or liability.
The Partnership's interest rate swap agreements, entered into pursuant to its loan agreements, are based on LIBOR swap rates. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items. The fair values of the interest rate swap determined through Level 2 of the fair value hierarchy are derived principally from or corroborated by observable market data. Inputs include quoted prices for similar assets, liabilities (risk adjusted) and market-corroborated inputs, such as market comparable, interest rates, yield curves and other items that allow value to be determined. Fair value of the interest rate swaps is determined using a discounted cash flow method based on market-base LIBOR swap yield curves. The fair value of the Partnership's interest rate swaps is the estimated value of the swap agreements at the reporting date, taking into account current interest rates and the forward yield curve and the creditworthiness of the Partnership and its counterparties.

Derivatives	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2012	$467	—	$467	—

June 30, 2013	$—	—	$—	—

Since March 31, 2012 and May 23, 2012 two out of three interest rate swaps did not qualify as cash flow hedges and the changes in their fair value was recognized in the unaudited condensed consolidated statements of comprehensive income whilst the third interest rate swap agreement qualified as a cash flow hedge and the changes in its fair value is recognized in accumulated other comprehensive loss. As a result the amount of $1,400 and $50, which was part of the Partnership's accumulated other comprehensive loss (“OCL”) as of March 31, 2012 and May 23, 2012 respectively, were attributable to the two ineffective hedges and were being amortized over their respective remaining term up to their maturity date March 27, 2013 and March 28, 2013, respectively in the Partnership's unaudited condensed consolidated statements of comprehensive income by using the effective interest rate method.  For the six month period ended June 30, 2013 and 2012 the Partnership recorded an expense of $363 and $362 from the above amortization respectively.
The net result of the accumulated OCL amortization and the change of the fair value of certain interest rate swap agreements of $ 4 and $1,447 is presented under other non operating income (expense) net as a “Gain on interest rate swap agreement” in the Partnership's consolidated statements of comprehensive income for the six months period ended June 30, 2013 and June 30, 2012, respectively.

Partners Capital	6 Months Ended
Jun. 30, 2013
Partners' Capital (Abstract)
Partners' Capital
9.	Partners' Capital
As of June 30, 2013 and December 31, 2012 our partners' capital included the following units:

	As of June 30, 2013	As of December 31, 2012
Limited partner units	69,372,077	69,372,077
General partner units	1,415,757	1,415,757
Preferred partner units	24,655,554	15,555,554

Total partnership units	95,443,388	86,343,388

On March 15, 2013 the Partnership entered into a Class B Convertible Preferred Unit Subscription Agreement (the “Agreement”) in order to issue 9,100,000 Class B Convertible Preferred Units at a price of $8.25 per Class B Convertible Preferred Unit to a group of investors comprising of Kayne Anderson, Oaktree and its sponsor Capital Maritime and Trading Corp. (“CMTC”). The Partnership used the net proceeds of $72,535 to partially fund the acquisition of the vessel owning companies of the M/V Aristotelis and the M/V Attalos from CMTC (Note 3).

On May 23, and June 6, 2012 the Partnership entered into a Class B Convertible Preferred Unit Subscription Agreement (the “Agreement”) with various investors. According to this Agreement the Partnership issued 15,555,554 Class B Convertible Preferred Units at a price of $9.00 per Class B Convertible Preferred Unit to a group of investors including Kayne Anderson Capital Advisors L.P., Swank Capital LLC, Salient Partners, Spring Creek Capital LLC, Mason Street Advisors LLC and its sponsor CMTC. The Partnership used the net proceeds of $136,425 to pre pay part of its debt (Note 7).

The holders of the Class B Convertible Preferred Units have the right to convert all or a portion of such Class B Convertible Preferred Units at any time into Common Units at the conversion price of $9 per Class B Convertible Preferred Unit and a conversion rate of one Common Unit per one Class B Convertible Preferred Unit. The Conversion Ratio and the Conversion Price shall be adjusted upon the occurrence of certain events as described to the Agreement.

Commencing on May 23, 2015, in the event the 30-day volume-weighted average trading price (“VWAP”) and the daily VWAP of the Common Units on the National Securities Exchange on which the Common Units are listed or admitted to trading exceeds 130% of the then applicable Conversion Price for at least 20 Trading Days out of the 30 consecutive Trading Day period used to calculate the 30-day VWAP (the “Partnership Mandatory Conversion Event”) the Partnership (acting pursuant to direction and approval of the Conflicts Committee (following consultation with the full Board of Directors), shall have the right to convert the Class B Convertible Preferred Units then outstanding in whole or in part into Common Units at the then-applicable Conversion Ratio.
The holders of the outstanding Class B Convertible Preferred Units as of an applicable record date shall be entitled to receive, when, as and if authorized by the Partnership's board of directors or any duly authorized committee, out of legally available funds for such purpose, (a) first, the minimum quarterly Class B Convertible Preferred Unit Distribution Rate on each Class B Convertible Preferred Unit and (b) second, any cumulative Class B Convertible Preferred Unit Arrearage then outstanding, prior to any other distributions made in respect of any other Partnership Interests pursuant to this Agreement in cash. The minimum quarterly Class B Convertible Preferred Unit Distribution Rate shall be payable quarterly which is generally expected to be February 10, May 10, August 10 and November 10, or, if any such date is not a business day, the next succeeding business day.
No distribution on the Class B Convertible Preferred Units shall be authorized by the board of directors or declared or paid or set apart for payment by the Partnership at such time as the terms and provisions of any agreement of the Partnership, including any agreement relating to its indebtedness, prohibits such authorization, declaration, payment or setting apart for payment or provides that such authorization, declaration, payment or setting apart for payment would constitute a breach thereof, or a default thereunder, or if such authorization, declaration, payment or setting apart for payment shall be restricted or prohibited by law. The foregoing, distributions with respect to the Class B Convertible Preferred Units shall accumulate as of the Class B Convertible Preferred Unit distribution payment date on which they first become payable whether or not any of the foregoing restrictions in above exist, whether or not there is sufficient Available Cash for the payment thereof and whether or not such distributions are authorized. A cumulative Class B Convertible Preferred Unit arrearage shall not bear interest and holders of the Class B Convertible Preferred Units shall not be entitled to any distributions, whether payable in cash, property or Partnership Interests, in excess of the then cumulative Class B Convertible Preferred Unit arrearage plus the minimum quarterly Class B Convertible Preferred Unit distribution rate for such quarter.
 With respect to Class B Convertible Preferred Units that are converted into Common Units, the holder thereof shall not be entitled to a Class B Convertible Preferred Unit distribution and a Common Unit distribution with respect to the same period, but shall be entitled only to the distribution to be paid based upon the class of Units held as of the close of business on the record date for the distribution in respect of such period; provided , however , that the holder of a converted Class B Convertible Preferred Unit shall remain entitled to receive any accrued but unpaid distributions due with respect to such Unit on or as of the prior Class B Convertible Preferred Unit distribution payment date; and provided, further , that if the Partnership exercises the Partnership Mandatory Conversion Right to convert the Class B Convertible Preferred Units pursuant to this Agreement then the holders' rights with respect to the distribution for the Quarter in which the Partnership Mandatory Conversion Notice is received is as set forth in this Agreement.
During the six-month periods ended June 30, 2013 and 2012, the Partnership declared and paid the following distributions to its common and preferred unit holders:

	April 22,2013	January 22, 2013	April 24, 2012	January 23, 2012
Common unit-holders
Distributions per common unit declared	0.2325	0.2325	0.2325	0.2325
Common units entitled to distribution	69,372,077	69,372,077	69,372,077	69,372,077
General partner and IDR distributions	329	329	329	329
Preferred unit-holders
Distributions per preferred unit declared	0.21375	0.21375	-	-
Preferred units entitled to distribution	24,655,554	15,555,554	-	-

______________________________________________________________________________________________________________________________________________

Omnibus Incentive Compensation Plan	6 Months Ended
Jun. 30, 2013
Omnibus Incentive Compensation Plan (Abstract)
Omnibus Incentive Compensation Plan
10.	Omnibus Incentive Compensation Plan

a.	Partnership's Omnibus Incentive Compensation Plan
On April 29, 2008, the Board of Directors approved the Partnership's Omnibus Incentive Compensation Plan (the “Plan”) according to which the Partnership may issue a limited number of awards, not to exceed 500,000 units. The Plan was amended on July 22, 2010 increasing the aggregate number of restricted units issuable under the Plan to 800,000. The Plan is administered by the General Partner as authorized by the Board of Directors. The persons eligible to receive awards under the Plan are officers, directors, and executive, managerial, administrative and professional employees of the Manager, or CMTC, or other eligible persons (collectively, “key persons”) as the General Partner (“CGP”), in its sole discretion, shall select based upon such factors as it deems relevant. Members of the Board of Directors are considered to be employees of the Partnership (“Employees”) for the purposes of recognition of equity compensation expense, while employees of the Manager, CMTC and other eligible persons under the plan are not considered to be employees of the Partnership (“Non-Employees”). Awards may be made under the Plan in the form of incentive stock options, non-qualified stock options, stock appreciation rights, dividend equivalent rights, restricted stock, unrestricted stock, restricted stock units and performance shares.
On August 25 and 31, 2010 CGP awarded 448,000 and 347,200 unvested units to Employees and Non-Employees, respectively. Awards granted to certain Employees vest in three equal annual installments. The remaining awards will vest on August 31, 2013.
All unvested units are conditional upon the grantee's continued service as Employee and/or Non-Employee until the applicable vesting date. The unvested units will accrue distributions as declared and paid which will be retained by the custodian of the Plan until the units vest at which time they are payable to the grantee. As unvested unit grantees accrue distributions on awards that are expected to vest, such distributions are charged to Partner's capital.

b.	Crude's Equity Incentive Plan
On March 1, 2010 Crude adopted an equity incentive plan according to which Crude issued 399,400 shares out of 400,000 restricted shares that were authorized. Members of the Board of Directors were considered to be employees of Crude (“Employees”), while employees of Crude's affiliates and other eligible persons under this plan were not considered to be employees of Crude (“Non-Employees”). Awards granted to certain Employees vest in three equal annual installments. The remaining awards will vest on August 31, 2013.

All unvested shares are conditional upon the grantee's continued service as Employee and/or Non-Employee until the applicable vesting date. The unvested shares will accrue dividends as declared and paid, which will be retained by the custodian of Crude's equity incentive plan until the shares vest, at which time they are payable to the grantee. As unvested shares grantees accrue dividends on awards that are expected to vest, such dividends were charged to Stockholders' equity prior to Crude's acquisition and are charged to the Partner's capital subsequently to the acquisition.

c.	Acquisition of Crude by the Partnership

Upon the completion of the acquisition of Crude by the Partnership on September 30, 2011, the Crude's Equity Incentive Plan existing that date was incorporated into the Partnership's Plan at a ratio of 1.56 common Partnership's unit for each Crude share. The 205,000 unvested shares of Crude's Employee award converted to 319,800 Partnership's unvested units and the 194,400 unvested shares of Crude's Non-Employee award converted to 303,264 Partnership's unvested units. The terms and conditions of both plans are significantly the same and remained unchanged after the acquisition, with the exception of 20,000 Crude shares, which were converted to 31,200 Partnership's units upon the completion of the acquisition. These Crude shares were held by those members of the Crude's Independent Committee who were not designated by Crude to serve as a member of the Partnership board of directors and were vested in full immediately upon the consummation of the acquisition on September 30, 2011.
There were no forfeitures of awards during the period ended June 30, 2013. The Partnership estimates the forfeitures of unvested units to be immaterial. The Partnership will, however, re-evaluate the reasonableness of its assumption at each reporting period. As of June 30, 2013, the unvested units accrued $ 2,253 of distributions.

	Employee equity compensation		Non-Employee equity compensation
Unvested Units	Units	Grant-date fair value	Units	Award-date fair value
Unvested on January 1, 2013	338,135	$2,521	650,464	$4,736
Vested	2,600	17	—	—
Unvested on June 30, 2013	335,535	2,504	650,464	4,736

For the six - month period ended June 30, 2013 the equity compensation expense that has been charged against income was $907 for the employee awards and $1,832 for the non-employee awards, this expense has been included in general and administrative expenses.
As of June 30, 2013, there was $309 of total unrecognized compensation cost related to unvested equity compensation arrangements granted to Employees under the Plan based on:

•	the grant date unit price of $8.08 on August 25, 2010 for the Employees awards that existed before the acquisition of Crude; and

•	the amortization of the fair value of equity compensation expense for Crude's Employees awards attributable to post-combination services determined upon the completion of the acquisition of Crude.
That cost is expected to be recognized over the remaining vesting period of 0.2 years.
As of June 30, 2013, there was $753 of total unrecognized compensation cost related to unvested equity compensation arrangements granted to Non-Employees under the Plan, valued based on the closing unit price of $9.28 on June 30, 2013. That cost is expected to be recognized over the remaining vesting period of 0.2 years.
The Partnership has used the straight-line method to recognize the cost of the awards.

Net Income Per Unit	6 Months Ended
Jun. 30, 2013
Net Income Per Unit (Abstract)
Net Income Per Unit
11.	Net Income Per Unit
The general partner's, common unit holders' and subordinated unitholders' interests in net income are calculated as if all net income for periods subsequent to April 4, 2007, were distributed according to the terms of the Partnership's Agreement, regardless of whether those earnings would or could be distributed. The Partnership Agreement does not provide for the distribution of net income; rather, it provides for the distribution of available cash, which is a contractually-defined term that generally means all cash on hand at the end of each quarter after establishment of cash reserves established by the Partnership's board of directors to provide for the proper resources for the Partnership's business. Unlike available cash, net income is affected by non-cash items. The Partnership follows the guidance relating to the Application of the Two-Class Method and its application to Master Limited Partnerships which considers whether the incentive distributions of a master limited partnership represent a participating security when considered in the calculation of earnings per unit under the Two-Class Method. This guidance also considers whether the partnership agreement contains any contractual limitations concerning distributions to the incentive distribution rights that would impact the amount of earnings to allocate to the incentive distribution rights for each reporting period.
Under the Partnership Agreement, the holder of the incentive distribution rights in the Partnership, which is currently the CGP, assuming that there are no cumulative arrearages on common unit distributions, has the right to receive an increasing percentage of cash distributions after the minimum quarterly distribution.
Excluding the non-cash gain from bargain purchase, as this was not distributed to the Partnership's unit holders for the six months period ended June 30, 2013 the Partnership's net income for the six months periods ended June 30, 2013 and 2012, did not exceed the First Target Distribution Level, and as a result, the assumed distribution of net income did not result in the use of increasing percentages to calculate CGP's interest in net income.
The two class method was used to calculate EPU as follows:

BASIC	For the six month period ended June 30,
Numerators	2013	2012
Partnership's net income	$64,332	$6,595
Less:
Partnership's net income available to preferred unit holders	10,540	4,159
General Partner's interest in Partnership's net income	1,076	49
Partnership's net income allocable to unvested units	750	41
Partnership's net income available to common unit holders	$51,966	$2,346
Denominators
Weighted average number of common units outstanding, basic	68,385,001	68,186,476
Net income per common unit:
Basic	$0.76	$0.03

DILUTED	For the six month period ended June 30,
Numerators	2013	2012
Partnership's net income available to common unit holders	$64,332	$6,595
Less:
General Partner's interest in Partnership's net income	975	49
Partnership's net income available to preferred unit holders	10,540	4,159
Partnership's net income allocable to unvested units	695	41
Add:
Partnership's net income available to preferred unit holders	10,540	-
Partnership's net income allocable to unvested units	695	-
	$63,357	$2,346
Denominators
Weighted average number of common units outstanding, basic	68,385,001	68,186,476
Dilutive effect of preferred units	20,608,317	-
Dilutive effect of unvested shares	987,076	-
Weighted average number of common units outstanding, diluted	89,980,394	68,186,476
Net income per common unit:
Diluted	$0.70	$0.03

Gain on sale of claim	6 Months Ended
Jun. 30, 2013
Disclosure Text Block [Abstract]
Gain on sale of claim
12.	Gain on sale of claim

On November 14, 2012, Overseas Shipholding Group Inc. ("OSG") and certain of its subsidiaries made a voluntary filing for relief under Chapter 11 of the U.S. Bankruptcy Code in the U.S. Bankruptcy Court for the District of Delaware (the "Bankruptcy Court"). The Partnership had three IMO II/III Chemical/Product tankers (M/T Alexandros II, M/T Aristotelis II and M/T Aris II) or (the “Vessels”), all built in 2008 by STX Offshore and Shipbuilding Co. Ltd. with long term bareboat charters to subsidiaries of OSG (“Original Charter Contracts” or “Rejected Charters”).
After discussions with OSG, the Partnership agreed to enter into new charter contracts (“New Charter Contracts”) with OSG on substantially the same terms as the Original Charter Contracts, but at a bareboat rate of $6.3 per day per vessel instead of $13.0 per day per vessel as per the Original Charter Contracts. The new charters were approved by the Bankruptcy Court on March 21, 2013 and were effective as of March 1, 2013. On the same date, the Bankruptcy Court also rejected the Original Charter Contracts as of March 1, 2013. Rejection of each charter constitutes a material breach of such charter. On May 24, 2013, the Partnership filed claims (the "Claims") against each of the charterers and their respective guarantors for damages resulting from the rejection of each of the Original Charter Contracts, including, among other things, the difference between the reduced amount of the New Charter Contracts and the amount due under each of the Rejected Charters. The total claim amount of the three claims stands at $54,096 (“Total Claim Amount”).

The Partnership unconditionally and irrevocably sold, transferred and assigned to Deutsche Bank 100% of its right, title, interest, claims and causes of action in and to arising in connection with all three of the claims that the vessel-owning subsidiaries have against OSG, via Assignment Agreements signed on June 25, 2013, thus releasing the Partnership of any payments or distributions of money or property in respect of the claim to be delivered or made to Deutsche Bank.  In connection with the Assignment Agreements, on July 2, 2013, Deutsche Bank filed with the Bankruptcy Court six separate Evidences of Transfer of Claim, each pertaining to the Partnership's vessel-owning subsidiaries' claims against each charterer party to the original three charter agreements and each respective guarantor thereof.

The total amount to be received by Deutsche Bank, the largest part of which has been already paid, is dependent on the actual claim amount allowed by the Bankruptcy Court. The Partnership may be required to refund a portion of the purchase price or may receive an additional payment from Deutsche Bank. Pursuant to the Assignment Agreements, the Partnership received on June 26, 2013 from Deutsche Bank an amount of $32,000 as part payment for the assignment of the three claims (compared to $39,219 that would be the amount paid to the Partnership based on the purchase price should the full claim amount of $54,096 be allowed by the Bankruptcy Court).  In addition, and pursuant to the Assignment Agreements, the Partnership in no event shall be required to refund more than $9,000 to Deutsche Bank except in the case of breach by the Partnership of its representations, warranties, covenants, agreements or indemnities set forth in the Assignment Agreements.
The Partnership has determined that it is not probable that the amount up to $9,000 will need to be paid back to Deutsche Bank and further believes that such amount cannot be reasonably estimated at this time. Accordingly, the Partnership has determined that the amount of $9,000 shall not be accrued by a charge to the unaudited condensed consolidated statements of comprehensive income for the six month period ended June 30, 2013. Additionally, the Partnership believes that it is not appropriate at this time to recognize an amount up to $7,219 that could potentially be paid to the Partnership by Deutsche Bank should the Bankruptcy Court allow the claim for more than an aggregate amount of $44,138, as this amount is deemed to be a gain contingency and would only be recognized once the contingency is resolved. Consequently, the Partnership has recorded the amount of $32,000 in its unaudited condensed consolidated statement of comprehensive income as “Gain on sale of claim”.

Commitments And Contingencies	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies (Abstract)
Commitments and Contingencies
13.      Commitments and Contingencies

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Partnership's vessels. The Partnership is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying unaudited condensed consolidated financial statements.
The Partnership accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, the Partnership is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying unaudited condensed consolidated financial statements.

a)	Lease Commitments
Future minimum rental receipts, excluding any profit share revenue that may arise, based on non-cancelable long-term time and bareboat charter contracts, as of June 30, 2013 are:

For the years ended June 30,	Amount
2014	$129,235
2015	73,449
2016	48,484
2017	43,672
2018	41,797
Thereafter	171,598
Total	$508,235

_______________________________________________________________________________________________________________________________________________________

Subsequent Events	6 Months Ended
Jun. 30, 2013
Subsequent Events (Abstract)
Subsequent Events
14.	Subsequent events

a)
Dividends: On July 23, 2013, the Board of Directors of the Partnership declared a cash distribution of $0.2325 per common unit for the second quarter of 2013, which will be paid on August 15, 2013, to unit holders of record on August 7, 2013.

In addition, on July 23, 2013, the Board of Directors of the Partnership declared a cash distribution of $0.21375 per Class B unit for the second quarter of 2013. The cash distribution will be paid on August 9, 2013, to Class B unit holders of record August 1, 2013.

Significant Accounting Policies (Policy)	6 Months Ended
Jun. 30, 2013
Significant Accounting Policies (Abstract)
Deferred Dry Docking Costs
Deferred dry docking costs: The Company's vessels are required to be dry docked every 30 to 60 months for major repairs and maintenance that cannot be performed while the vessels are under operation. For the vessels that were operated under the floating fee management agreement and Crude's management agreement (Note 4) the Company has adopted the deferral method of accounting for dry-dock activities whereby costs incurred are deferred and amortized on a straight-line basis over the period until the next scheduled dry-dock activity.

Acquisitions (Tables)	6 Months Ended
Jun. 30, 2013
Hercules Container Carrier S.A. (M/V Aristotelis)
Business Acquisition [Line Items]
Purchase price allocation (Table Text Block)

As of March 20, 2013
Vessel	$54,000
Above market acquired time charter	$19,707
Identifiable assets	$73,707
Purchase price	(65,000)
Gain from bargain purchase	$8,707

Identifiable intangible assets (Table Text Block)

Intangible assets	As of March 20, 2013	Duration of time charter acquired
Above market acquired time charter	$19,707	11.8 years

Pro Forma Financial Information (Table Text Block)
For the six months period ended June 30, 2013
Total revenues	$81,957
Partnership's net income	$64,424
Partnership's net income available to preferred unit holders	$10,540
General Partner's interest in Partnership's net income	$1,078
Common unit holders interest in Partnership's net income	$52,806
Pro-forma weighted average of Partnership's common units outstanding - basic	68,385,001
Net income per common unit basic	$0.76
Pro-forma weighted average of Partnership's common units outstanding - diluted	89,980,394
Net income per common unit diluted	$0.71

Iason Container Carrier S.A. (M/V Attalos)
Business Acquisition [Line Items]
Purchase price allocation (Table Text Block)

As of March 27, 2013
Vessel	$54,000
Above market acquired time charter	$19,768
Identifiable assets	$73,768
Purchase price	$(65,000)
Gain from bargain purchase	$8,768

Identifiable intangible assets (Table Text Block)

Intangible assets	As of March 27, 2013	Duration of time charter acquired
Above market acquired time charter	$19,768	11.8 years

Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2013
Transactions with Related Parties (Abstract)
Balances and Transactions with Related Parties (Table Text Block)
Consolidated Balance Sheets	As of June 30, 2013	As of December 31, 2012
Liabilities:
Manager - payments on behalf of the Partnership (a)	$19,665	$15,957
Management fee payable to CSM (b)	$1,397	$1,490

Due to related parties	$21,062	$17,447

Deferred revenue - current (e)	$4,961	$4,637

Total liabilities	$26,023	$22,084
Statement of comprehensive income	For the six-month period ended June 30,
	2013	2012
Revenues (c)	$28,008	$33,904
Vessel operating expenses	$8,496	$13,422
Voyage expenses	$160	$284
General and administrative expenses (d)	$1,521	$1,539

Charter Agreements (Table Text Block)

Vessel Name	Time Charter (TC) in years	Commencement of Charter	Termination or earliest expected redelivery	Gross (Net) Daily Hire Rate
M/T Agisilaos	1 TC	08/2011	09/2012	$13.5 ($13.3)
M/T Agisilaos	1 TC	09/2012	08/2013	$13.5 ($13.3)
M/T Axios	1 TC	06/2012	06/2013	$14.0 ($13.8)
M/T Axios	1 TC	06/2013	05/2014	$14.8 ($14.6)
M/T Arionas	1 TC	10/2011	11/2012	$13.8 ($13.6)
M/T Arionas	1 TC	11/2012	10/2013	$13.8 ($13.6)
M/T Alkiviadis	2 TC	06/2010	06/2012	$13.0 ($12.8)
M/T Alkiviadis	1 TC	07/2012	06/2013	$13.4 ($13.2)
M/T Amore Mio II	0.9 to 1.2TC	12/2011	03/2012	$18.3 ($18.0)
M/T Avax	1 TC	05/2011	05/2012	$14.0 ($13.8)
M/T Avax	1 TC	05/2012	05/2013	$14.0 ($13.8)
M/T Avax	1 TC	05/2013	04/2014	$14.8 ($14.6)
M/T Akeraios	1 TC	07/2011	07/2012	$14.0 ($13.8)
M/T Akeraios	1 TC	07/2012	07/2013	$14.0 ($13.8)
M/T Apostolos	1 TC	09/2012	08/2013	$14.0 ($13.8)
M/T Agamemnon	1 TC	03/2013	02/2014	$14.5 ($14.5)
M/T Miltiadis M II	1 TC	03/2012	09/2012	$18.3 ($18.0)
M/T Alexander The Great	1 TC	11/2011	12/2012	$28.0 ($27.7)
M/T Amoureux	1+1+1 TC	10/2011	11/2013	$20.0+$24.0+$28.0 ($19.8+$23.7+$27.7)
M/T Aias	1+1+1 TC	11/2011	11/2013	$20.0+$24.0+$28.0 ($19.8+$23.7+$27.7)
M/T Achilleas	1TC	01/2012	12/2012	$28.0 ($27.7)

Vessels (Tables)	6 Months Ended
Jun. 30, 2013
Vessels (Abstract)
Vessels (Table Text Block)
Net Book
Value
Carrying amount as at January 1, 2012	$1,073,986
Acquisition and improvements	133,105
Disposals	(156,128)
Impairment of vessels	(43,178)
Depreciation	(48,235)
Carrying amount as at December 31, 2012	$959,550
Acquisitions and improvements	108,000
Depreciation	(24,650)
Carrying amount as at June 30, 2013	$1,042,900

Above market acquired charters (Tables)	6 Months Ended
Jun. 30, 2013
Above Market Acquired Charters (Abstract)
Above Market Acquired Charters (Table Text Block)
Above market acquired charters	M/V Cape Agamemnon	M/T Assos	M/V Agamemnon	M/V Archimidis	M/V Aristotelis	M/V Attalos	Total
Carrying amount as at January 1, 2012	$45,543	$5,581	$—	$—	$—	$—	$51,124
Acquisitions	—	—	2,250	2,250	—	—	4,500
Amortization	(5,372)	(2,488)	(23)	(21)	—	—	(7,904)
Carrying amount as at December 31, 2012	$40,171	$3,093	$2,227	$2,229	$—	$—	$47,720
Acquisitions	—	—	—	—	19,707	19,768	39,475
Amortization	(2,656)	(1,230)	(429)	(396)	(471)	(397)	(5,579)
Carrying amount as at June 30, 2013	$37,515	$1,863	$1,798	$1,833	$19,236	$19,371	$81,616

Above Market Acquired Charter Future Amortization Expense (Table Text Block)
For the twelve month period ended June 30,	M/V Cape Agamemnon	M/T Assos	M/V Agamemnon	M/V Archimidis	M/V Aristotelis	M/V Atalos	Total
2014	$5,357	$1,863	$863	$796	$1,668	$1,670	$12,217
2015	5,357	—	863	796	1,668	1,670	10,354
2016	5,372	—	72	241	1,668	1,670	9,023
2017	5,357	—	—	—	1,668	1,670	8,695
2018	5,357	—	—	—	1,668	1,670	8,695
Thereafter	10,715	—	—	—	10,896	11,021	32,632
Total	$37,515	$1,863	$1,798	$1,833	$19,236	$19,371	$81,616

Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2013
Long-Term Debt (Abstract)
Bank Loans (Table Text Block)

	Bank Loans	Entity	As of June 30, 2013	As of December 31, 2012	Margin
(i)	Issued in April, 2007 maturing in June, 2017	Capital Product Partners L.P.	$250,850	$250,850	2%
(ii)	Issued in March, 2008 maturing in March 2018	Capital Product Partners L.P.	$241,165	188,515	3%
(iii)	Issued in June 2011 maturing in March 2018	Capital Product Partners L.P.	$19,000	19,000	3.25%
	Total		$511,015	$458,365
	Less: Current portion		$5,400	-
	Long-term portion		$505,615	$458,365

Schedule Of Credit Facilities Amounts Drawn Down (Table Text Block)

Vessel / Entity	Date	$370,000 Credit Facility (i)	$350,000 Credit Facility (ii)	$25,000 Credit Facility (iii)
M/T Akeraios	07/13/2007	$46,850	$—	$—
M/T Apostolos	09/20/2007	56,000	—	—
M/T Anemos I	09/28/2007	56,000	—	—
M/T Alexandros II	01/29/2008	48,000	—	—
M/T Amore Mio II	03/27/2008	—	46,000	—
M/T Aristofanis	04/30/2008	—	11,500	—
M/T Aristotelis II	06/17/2008	20,000	—	—
M/T Aris II	08/20/2008	24,000	1,584	—
M/V Cape Agamemnon	06/09/2011	—		19,000
M/V Hyundai Premium	03/20/2013		26,325	—
M/V Hyundai Paramount	03/27/2013		26,325	—
Crude Carriers Corp. and its subsidiaries	09/30/2011	—	129,431	—

Total		$250,850	$241,165	$19,000

Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2013
Derivative Instruments (Abstract)
Derivative liabilities - Fair value (Table Text Block)

	June 30, 2013		December 31, 2012
	Interest Rate Swaps	Total	Interest Rate Swaps	Total
Short-term liabilities	$-	$-	$467		$467
Long-term liabilities	$-	$-	$-	$

Total	$-	$-	$467		$467

Derivative instruments - Balance Sheet (Table Text Block)

Derivative Liabilities
Balance sheet location	As of June 30, 2013 Fair value	As of December 31, 2012 Fair value
Derivatives designated as hedging instruments - effective hedges
Derivative instruments long-term liabilities.	$-	$-
Derivative instruments short-term liabilities.	$-	100

Total derivatives not designated as hedging instruments - ineffective hedges
Derivative instruments short-term liabilities.	$-	367

Total Derivative Liabilities	$-	$467

Schedule Of Derivative Instruments Gain (Loss) In Statement Of Financial Performance (Table Text Block)

Derivatives designated in cash flow hedging relationships recognized in OCI (Effective Portion)	Change in Fair Value of hedging instrument recognized in OCI (Effective Portion)		Location of Gain/(loss) Reclassified into consolidated statements of comprehensive /income (Effective Portion)	Amount of Loss Reclassified from OCI into consolidated statements of comprehensive income (Effective Portion)		Amount of Gain recorded in OCI (Effective Portion)		Location of Gain/(loss) Recognized in the consolidated statements of comprehensive /income (ineffective portion)	Amount of Gain/(Loss) recognized the consolidated statements of comprehensive / income
	2013	2012		2013	2012	2013	2012		2013	2012
Interest rate swaps	(5)	(1,857)	Interest expense and finance cost	(467)	(11,697)	462	9,840	Gain on interest rate swap agreement	4	1,447

Schedule Of Fair Value Assets And Liabilities Measured On Recurring Basis (Table Text Block)

Derivatives	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2012	$467	—	$467	—

June 30, 2013	$—	—	$—	—

Partners' Capital (Tables)	6 Months Ended
Jun. 30, 2013
Partners' Capital (Abstract)
Partnership Units (Table Text Block)

	As of June 30, 2013	As of December 31, 2012
Limited partner units	69,372,077	69,372,077
General partner units	1,415,757	1,415,757
Preferred partner units	24,655,554	15,555,554

Total partnership units	95,443,388	86,343,388

Distribution to unitholders (Table Text Block)

	April 22,2013	January 22, 2013	April 24, 2012	January 23, 2012
Common unit-holders
Distributions per common unit declared	0.2325	0.2325	0.2325	0.2325
Common units entitled to distribution	69,372,077	69,372,077	69,372,077	69,372,077
General partner and IDR distributions	329	329	329	329
Preferred unit-holders
Distributions per preferred unit declared	0.21375	0.21375	-	-
Preferred units entitled to distribution	24,655,554	15,555,554	-	-

Omnibus Incentive Compensation Plan (Tables)	6 Months Ended
Jun. 30, 2013
Omnibus Incentive Compensation Plan (Abstract)
Omnibus Incentive Compensation Plan (Table Text Block)

	Employee equity compensation		Non-Employee equity compensation
Unvested Units	Units	Grant-date fair value	Units	Award-date fair value
Unvested on January 1, 2013	338,135	$2,521	650,464	$4,736
Vested	2,600	17	—	—
Unvested on June 30, 2013	335,535	2,504	650,464	4,736

Net Income Per Unit (Tables)	6 Months Ended
Jun. 30, 2013
Net Income Per Unit (Abstract)
Net Income Per Unit Basic (Table Text Block)

BASIC	For the six month period ended June 30,
Numerators	2013	2012
Partnership's net income	$64,332	$6,595
Less:
Partnership's net income available to preferred unit holders	10,540	4,159
General Partner's interest in Partnership's net income	1,076	49
Partnership's net income allocable to unvested units	750	41
Partnership's net income available to common unit holders	$51,966	$2,346
Denominators
Weighted average number of common units outstanding, basic	68,385,001	68,186,476
Net income per common unit:
Basic	$0.76	$0.03

Net Income Per Unit Diluted (Table Text Block)

DILUTED	For the six month period ended June 30,
Numerators	2013	2012
Partnership's net income available to common unit holders	$64,332	$6,595
Less:
General Partner's interest in Partnership's net income	975	49
Partnership's net income available to preferred unit holders	10,540	4,159
Partnership's net income allocable to unvested units	695	41
Add:
Partnership's net income available to preferred unit holders	10,540	-
Partnership's net income allocable to unvested units	695	-
	$63,357	$2,346
Denominators
Weighted average number of common units outstanding, basic	68,385,001	68,186,476
Dilutive effect of preferred units	20,608,317	-
Dilutive effect of unvested shares	987,076	-
Weighted average number of common units outstanding, diluted	89,980,394	68,186,476
Net income per common unit:
Diluted	$0.70	$0.03

Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies (Abstract)
Future minimum rental receipts (Table Text Block)

For the years ended June 30,	Amount
2014	$129,235
2015	73,449
2016	48,484
2017	43,672
2018	41,797
Thereafter	171,598
Total	$508,235

Basis of Presentation General Information Supplementary (Tables) (Details) (Capital Product Partners L.P.)	6 Months Ended
Jun. 30, 2013
Capital Product Partners L.P.
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Date of Incorporation	Jan 16, 2007

Acquisition of Hercules Container Carrier SA (M/V Aristotelis) - Purchase Price Allocation (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended				3 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 22, 2012 Archimidis [Member]	Dec. 22, 2012 Agamemnon [Member]	Mar. 20, 2013 Hercules Container Carrier S.A. (M/V Aristotelis)
Business Acquisition [Line Items]
Vessel			$ 65,000	$ 68,000	$ 54,000
Above market acquired time charter					19,707
Identifiable assets					73,707
Purchase price					(65,000)
Gain from bargain purchase	$ 17,475	$ 0			$ 8,707

Acquisition of Hercules Container Carrier S.A. (M/V Aristotelis) - Pro Forma Financial Information (Table) (Details) (Hercules Container Carrier S.A. (M/V Aristotelis), USD $)
In Thousands, except Share data, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Hercules Container Carrier S.A. (M/V Aristotelis)
Business Acquisition [Line Items]
Total revenues	$ 81,957
Partnership's net income	64,424
Partnership's net income available to preferred unit holders	10,540
General Partner's interest in Partnership's net income	1,078
Common unit holders interest in Partnership's net income	$ 52,806
Pro-forma weighted average of Partnership's common units outstanding - basic	68,385,001
Net income per common unit basic	$ 0.76
Pro-forma weighted average of Partnership's common units outstanding - diluted	89,980,394
Net income per common unit diluted	$ 0.71

Acquisition of Hercules Container Carrier Corp (M/V Aristotelis) - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended				1 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Mar. 26, 2013	Jun. 06, 2012	Mar. 20, 2013 Hercules Container Carrier S.A. (M/V Aristotelis)	Jun. 30, 2013 Hercules Container Carrier S.A. (M/V Aristotelis)	Jun. 30, 2013 Hercules Container Carrier S.A. (M/V Aristotelis)	Mar. 20, 2013 Hercules Container Carriers Sa (M/V Aristotelis) - $350,000 Credit Facility Utilized	Mar. 20, 2013 Hercules Container Carriers Sa (M/V Aristotelis) - Issuance Of Class B Convertible Preferred Units	Mar. 20, 2013 Hercules Container Carriers Sa (M/V Aristotelis) - Cash
Business Acquisition [Line Items]
Business acquisition financing	$ 130,000	$ 185						$ 27,000	$ 36,268
Class B convertible preferred unit issued			9,100,000	15,555,554
Cash consideration for acquisition of vessel										1,732
Duration of above market acquired time charter					11 years 9 months 11 days
WACC used for calculation of above market acquired time charter							11.00%
Charter Revenues	53,726	43,783				2,583
Net income / (loss)						$ 1,305

Acquisition of Iason Container Carrier SA (M/V Attalos) - Purchase Price Allocation (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended				3 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 22, 2012 Archimidis [Member]	Dec. 22, 2012 Agamemnon [Member]	Mar. 27, 2013 Iason Container Carrier S.A. (M/V Attalos)
Business Acquisition [Line Items]
Vessel			$ 65,000	$ 68,000	$ 54,000
Above market acquired time charter					19,768
Identifiable assets					73,768
Purchase price					(65,000)
Gain from bargain purchase	$ 17,475	$ 0			$ 8,768

Acquisition of Iason Container Carrier S.A. (M/V Attalos) - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		3 Months Ended		6 Months Ended	3 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Iason Container Carrier S.A. (M/V Attalos)	Mar. 27, 2013 Iason Container Carrier S.A. (M/V Attalos)	Jun. 30, 2013 Iason Container Carrier S.A. (M/V Attalos)	Mar. 27, 2013 Iason Container Carrier Sa (M/V Attalos) - $350,000 Credit Facility Utilized	Mar. 27, 2013 Iason Container Carrier Sa (M/V Attalos) - Issuance Of Class B Convertible Preferred Units	Mar. 20, 2013 Iason Container Carrier Sa (M/V Attalos) - Cash
Business Acquisition [Line Items]
Business acquisition financing	$ 130,000	$ 185				$ 27,000	$ 36,267
Cash consideration for acquisition of vessel								1,733
Duration of above market acquired time charter				11 years 9 months 4 days
WACC used for calculation of above market acquired time charter					11.00%
Charter Revenues	53,726	43,783	2,156
Net income / (loss)			$ 969

Transactions with Related Parties - Consolidated Balance Sheets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Liabilities:
Due to related parties	$ 21,062	$ 17,447
Deferred revenue - current (e)	7,396	10,302
Manager - payments on behalf of the Partnership (a)
Liabilities:
Due to related parties	19,665	15,957
Management fee payable to CSM (b)
Liabilities:
Due to related parties	1,397	1,490
Capital Maritime And Trading Corp
Liabilities:
Deferred revenue - current (e)	4,961	4,637
Total liabilities	$ 26,023	$ 22,084

Transactions with Related Parties - Consolidated Statements of Comprehensive Income (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Related Party Transaction [Line Items]
Revenues (c)	$ 28,008	$ 33,904
Vessel operating expenses	8,496	13,422
Voyage expenses	160	284
General and administrative expenses (d)	5,984	4,547
Capital Ship Management Corp
Related Party Transaction [Line Items]
Revenues (c)	28,008	33,904
Vessel operating expenses	8,496	13,422
Voyage expenses	160	284
General and administrative expenses (d)	$ 1,521	$ 1,539

Transactions with Related Parties - Charter Revenues (Table) (Details)	6 Months Ended
Jun. 30, 2013
M/T Agisilaos
Related Party Transaction [Line Items]
Time charter (TC) in years	1 TC
Commencement of charter	08/2011
Termination or earliest expected redelivery	09/2012
Gross daily hire rate	$13.5
Net daily hire rate	$13.3
M/T Agisilaos
Related Party Transaction [Line Items]
Time charter (TC) in years	1 TC
Commencement of charter	09/2012
Termination or earliest expected redelivery	08/2013
Gross daily hire rate	$13.5
Net daily hire rate	$13.3
M/T Axios
Related Party Transaction [Line Items]
Time charter (TC) in years	1TC
Commencement of charter	06/2012
Termination or earliest expected redelivery	06/2013
Gross daily hire rate	$14.0
Net daily hire rate	$13.8
M/T Axios
Related Party Transaction [Line Items]
Time charter (TC) in years	1TC
Commencement of charter	06/2013
Termination or earliest expected redelivery	05/2014
Gross daily hire rate	$14.8
Net daily hire rate	$14.6
M/T Arionas
Related Party Transaction [Line Items]
Time charter (TC) in years	1 TC
Commencement of charter	10/2011
Termination or earliest expected redelivery	11/2012
Gross daily hire rate	$13.8
Net daily hire rate	$13.6
M/T Arionas
Related Party Transaction [Line Items]
Time charter (TC) in years	1 TC
Commencement of charter	11/2012
Termination or earliest expected redelivery	10/2013
Gross daily hire rate	$13.8
Net daily hire rate	$13.6
M/T Alkiviadis
Related Party Transaction [Line Items]
Time charter (TC) in years	2 TC
Commencement of charter	06/2010
Termination or earliest expected redelivery	06/2012
Gross daily hire rate	$13.0
Net daily hire rate	$12.8
M/T Alkiviadis
Related Party Transaction [Line Items]
Time charter (TC) in years	1 TC
Commencement of charter	07/2012
Termination or earliest expected redelivery	06/2013
Gross daily hire rate	$13.4
Net daily hire rate	$13.2
M/T Amore Mio II
Related Party Transaction [Line Items]
Time charter (TC) in years	0.9 to 1.2 TC
Commencement of charter	12/2011
Termination or earliest expected redelivery	03/2012
Gross daily hire rate	$18.3
Net daily hire rate	$18.0
M/T Avax
Related Party Transaction [Line Items]
Time charter (TC) in years	1 TC
Commencement of charter	05/2011
Termination or earliest expected redelivery	05/2012
Gross daily hire rate	$14.0
Net daily hire rate	$13.8
M/T Avax
Related Party Transaction [Line Items]
Time charter (TC) in years	1 TC
Commencement of charter	05/2012
Termination or earliest expected redelivery	05/2013
Gross daily hire rate	$14.0
Net daily hire rate	$13.8
M/T Avax
Related Party Transaction [Line Items]
Time charter (TC) in years	1 TC
Commencement of charter	05/2013
Termination or earliest expected redelivery	04/2014
Gross daily hire rate	$14.8
Net daily hire rate	$14.6
M/T Akeraios
Related Party Transaction [Line Items]
Time charter (TC) in years	1 TC
Commencement of charter	07/2011
Termination or earliest expected redelivery	07/2012
Gross daily hire rate	$14.0
Net daily hire rate	$13.8
M/T Akeraios
Related Party Transaction [Line Items]
Time charter (TC) in years	1 TC
Commencement of charter	07/2012
Termination or earliest expected redelivery	07/2013
Gross daily hire rate	$14.0
Net daily hire rate	$13.8
M/T Apostolos
Related Party Transaction [Line Items]
Time charter (TC) in years	1 TC
Commencement of charter	09/2012
Termination or earliest expected redelivery	08/2013
Gross daily hire rate	$14.0
Net daily hire rate	$13.8
M/T Agamemnon
Related Party Transaction [Line Items]
Time charter (TC) in years	1 TC
Commencement of charter	03/2013
Termination or earliest expected redelivery	02/2014
Gross daily hire rate	$14.5
Net daily hire rate	$14.5
M/T Miltiadis M II
Related Party Transaction [Line Items]
Time charter (TC) in years	1 TC
Commencement of charter	03/2012
Termination or earliest expected redelivery	09/2012
Gross daily hire rate	$18.3
Net daily hire rate	$18.0
M/T Alexander The Great
Related Party Transaction [Line Items]
Time charter (TC) in years	1 TC
Commencement of charter	11/2011
Termination or earliest expected redelivery	12/2012
Gross daily hire rate	$28.0
Net daily hire rate	$27.7
M/T Amoureux
Related Party Transaction [Line Items]
Time charter (TC) in years	1+1+1 TC
Commencement of charter	10/2011
Termination or earliest expected redelivery	11/2013
Gross daily hire rate	$20.0+$24.0+$28.0
Net daily hire rate	$19.8+$23.7+$27.7
M/T Aias
Related Party Transaction [Line Items]
Time charter (TC) in years	1+1+1 TC
Commencement of charter	11/2011
Termination or earliest expected redelivery	11/2013
Gross daily hire rate	$20.0+$24.0+$28.0
Net daily hire rate	$19.8+$23.7+$27.7
M/T Achilleas
Related Party Transaction [Line Items]
Time charter (TC) in years	1 TC
Commencement of charter	01/2012
Termination or earliest expected redelivery	12/2012
Gross daily hire rate	$28.0
Net daily hire rate	$27.7

Transactions with Related Parties - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013 Capital Ship Management Corp	Jun. 30, 2012 Capital Ship Management Corp	Mar. 31, 2013 Capital Product Partners LP Initial Fee Payable March 2010	Jun. 30, 2013 Capital Product Partners LP Adjusted Fee Payable
Related Party Transaction [Line Items]
Sales and purchase fee	1.00%
Commercial service fee	1.25%
Management agreement termination fees			$ 9,000	$ 9,654
Additional fees related to unforeseen events	$ 389	$ 1,016

Vessels (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Vessels (Abstract)
Vessels carrying amount as at beginning of period	$ 959,550	$ 1,073,986
Acquisitions and improvements	108,000	133,105
Disposals		(156,128)
Impairment of vessels		(43,178)
Depreciation	(24,650)	(48,235)
Vessels carrying amount as at end of period	$ 1,042,900	$ 959,550

Vessels (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended						6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 20, 2013 Hercules Container Carrier Sa	Mar. 27, 2013 Iason Container Carrier Sa	Jun. 30, 2012 M/T Attikos	Jun. 30, 2012 M/T Aristofanis	Dec. 22, 2012 M/V Agamemnon	Dec. 22, 2012 M/V Archimidis
Property Plant And Equipment [Line Items]
Fair value of vessels acquired					$ 54,000	$ 54,000			$ 68,000	$ 65,000
Date of vessel sale							Feb 14, 2012	Apr 4, 2012
DWT							12,000	12,000
Year built							2005	2005
Net proceeds from sale of vessel	0	19,675					9,807	9,868
Gain on vessel disposal	0	1,296					943	353
Vessel carrying value	$ 1,042,900		$ 959,550	$ 1,073,986			$ 8,864	$ 9,514

Above market acquired charters - Carrying Value (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Acquired Finite Lived Intangible Assets [Line Items]
Carrying amount, beginning of period	$ 47,720	$ 51,124	$ 51,124
Acquisitions	39,475		4,500
Amortization	(5,579)	(3,909)	(7,904)
Carrying amount, end of period	81,616		47,720
M/V Cape Agamemnon
Acquired Finite Lived Intangible Assets [Line Items]
Carrying amount, beginning of period	40,171	45,543	45,543
Acquisitions	0		0
Amortization	(2,656)		(5,372)
Carrying amount, end of period	37,515		40,171
M/T Assos
Acquired Finite Lived Intangible Assets [Line Items]
Carrying amount, beginning of period	3,093	5,581	5,581
Acquisitions	0		0
Amortization	(1,230)		(2,488)
Carrying amount, end of period	1,863		3,093
M/V Agamemnon
Acquired Finite Lived Intangible Assets [Line Items]
Carrying amount, beginning of period	2,227	0	0
Acquisitions	0		2,250
Amortization	(429)		(23)
Carrying amount, end of period	1,798		2,227
M/V Archimidis
Acquired Finite Lived Intangible Assets [Line Items]
Carrying amount, beginning of period	2,229	0	0
Acquisitions	0		2,250
Amortization	(396)		(21)
Carrying amount, end of period	1,833		2,229
M/V Aristotelis
Acquired Finite Lived Intangible Assets [Line Items]
Carrying amount, beginning of period	0	0	0
Acquisitions	19,707		0
Amortization	(471)		0
Carrying amount, end of period	19,236		0
M/V Attalos
Acquired Finite Lived Intangible Assets [Line Items]
Carrying amount, beginning of period	0	0	0
Acquisitions	19,768		0
Amortization	(397)		0
Carrying amount, end of period	$ 19,371		$ 0

Above market acquired charters - Amortization Schedule (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
For the twelve months period ended June 30,
2014	$ 12,217
2015	10,354
2016	9,023
2017	8,695
2018	8,695
Thereafter	32,632
Total	81,616	47,720	51,124
M/V Cape Agamemnon
For the twelve months period ended June 30,
2014	5,357
2015	5,357
2016	5,372
2017	5,357
2018	5,357
Thereafter	10,715
Total	37,515	40,171	45,543
M/T Assos
For the twelve months period ended June 30,
2014	1,863
2015	0
2016	0
2017	0
2018	0
Thereafter	0
Total	1,863	3,093	5,581
M/V Agamemnon
For the twelve months period ended June 30,
2014	863
2015	863
2016	72
2017	0
2018	0
Thereafter	0
Total	1,798	2,227	0
M/V Archimidis
For the twelve months period ended June 30,
2014	796
2015	796
2016	241
2017	0
2018	0
Thereafter	0
Total	1,833	2,229	0
M/V Aristotelis
For the twelve months period ended June 30,
2014	1,668
2015	1,668
2016	1,668
2017	1,668
2018	1,668
Thereafter	10,896
Total	19,236	0	0
M/V Attalos
For the twelve months period ended June 30,
2014	1,670
2015	1,670
2016	1,670
2017	1,670
2018	1,670
Thereafter	11,021
Total	$ 19,371	$ 0	$ 0

Long Term Debt - Total Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Total debt	$ 511,015	$ 458,365
Less: Current portion	5,400	0
Long-term portion	505,615	458,365
Issued In April,2007 maturing In June,2017 Capital Product Partners L.P. Bank Loan
Debt Instrument [Line Items]
Total debt	250,850	250,850
Margin	2.00%
Issued In March,2008 maturing In March,2018 Capital Product Partners L.P. Bank Loan
Debt Instrument [Line Items]
Total debt	241,165	188,515
Margin	3.00%
Issued In June,2011 maturing In March,2018 Capital Product Partners L.P. Bank Loan
Debt Instrument [Line Items]
Total debt	$ 19,000	$ 19,000
Margin	3.25%

Long-Term Debt - Credit Facilities (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
M/T Akeraios - $370,000 Credit Facility (i)
Debt Instrument [Line Items]
Line Of Credit Facility Amount Outstanding	$ 46,850
Amount drawn down date	Jul 13, 2007
M/T Apostolos - $370,000 Credit Facility (i)
Debt Instrument [Line Items]
Line Of Credit Facility Amount Outstanding	56,000
Amount drawn down date	Sep 20, 2007
M/T Anemos I - $370,000 Credit Facility (i)
Debt Instrument [Line Items]
Line Of Credit Facility Amount Outstanding	56,000
Amount drawn down date	Sep 28, 2007
M/T Alexandros II - $370,000 Credit Facility (i)
Debt Instrument [Line Items]
Line Of Credit Facility Amount Outstanding	48,000
Amount drawn down date	Jan 29, 2008
M/T Amore Mio II - $350,000 Credit Facility (ii)
Debt Instrument [Line Items]
Line Of Credit Facility Amount Outstanding	46,000
Amount drawn down date	Mar 27, 2008
M/T Aristofanis - $350,000 Credit Facility (ii)
Debt Instrument [Line Items]
Line Of Credit Facility Amount Outstanding	11,500
Amount drawn down date	Apr 30, 2008
M/T Aristotelis II - $370,000 Credit Facility (i)
Debt Instrument [Line Items]
Line Of Credit Facility Amount Outstanding	20,000
Amount drawn down date	Jun 17, 2008
M/T Aris II - $370,000 Credit Facility (i)
Debt Instrument [Line Items]
Line Of Credit Facility Amount Outstanding	24,000
Amount drawn down date	Aug 20, 2008
M/T Aris II - $350,000 Credit Facility (ii)
Debt Instrument [Line Items]
Line Of Credit Facility Amount Outstanding	1,584
Amount drawn down date	Aug 20, 2008
M/V Cape Agamemnon - $25,000 Credit Facility (iii)
Debt Instrument [Line Items]
Line Of Credit Facility Amount Outstanding	19,000
Amount drawn down date	Jun 9, 2011
M/V Hyundai Premium - $350,000 Credit Facility (ii)
Debt Instrument [Line Items]
Line Of Credit Facility Amount Outstanding	26,325
Amount drawn down date	Mar 20, 2013
M/V Hyundai Paramount - $350,000 Credit Facility (ii)
Debt Instrument [Line Items]
Line Of Credit Facility Amount Outstanding	26,325
Amount drawn down date	Mar 27, 2013
Crude Carriers Corp. and its subsidiaries, M/V Agamemnon and M/V Archimidis - $350,000 Credit Facility (ii)
Debt Instrument [Line Items]
Line Of Credit Facility Amount Outstanding	129,431
Amount drawn down date	Sep 30, 2011
$370,000 Credit Facility (i)
Debt Instrument [Line Items]
Line Of Credit Facility Amount Outstanding	250,850
$350,000 Credit Facility (ii)
Debt Instrument [Line Items]
Line Of Credit Facility Amount Outstanding	241,165
$25,000 Credit Facility (iii)
Debt Instrument [Line Items]
Line Of Credit Facility Amount Outstanding	$ 19,000

Long-Term Debt - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		2 Months Ended	1 Months Ended	6 Months Ended	5 Months Ended	6 Months Ended	5 Months Ended		5 Months Ended		0 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Apr. 04, 2012 $370,000 Credit Facility (i)	Feb. 15, 2012 $370,000 Credit Facility (i)	Jun. 30, 2013 $370,000 Credit Facility (i)	May 23, 2012 $350,000 Credit Facility (ii)	Jun. 30, 2013 $350,000 Credit Facility (ii)	May 23, 2012 $25,000 Credit Facility (iii)	Jun. 30, 2013 $25,000 Credit Facility (iii)	May 23, 2012 All three Credit Facilities	May 23, 2012 $370,000 Term Loan	Jun. 06, 2012 Repayment Of Debt	Jun. 30, 2013 Long-Term Debt	Jun. 30, 2012 Long-Term Debt
Debt Instrument [Line Items]
Repayment of credit facility	$ 1,350	$ 170,066	$ 10,500	$ 10,000			$ 5,149			$ 149,566		$ 13,141
Balloon payment due in March 2018							27,000
Line of credit facility, maximum borrowing capacity					370,000		350,000		25,000
Line of credit facility amount drawn down							54,000
Repayment of debt - Net proceeds from issuance of preferred units	72,535	136,425										136,425
Debt's original amount					370,000
Cancellation of undrawn tranche						52,500	1,420
Number of installments						9	20	9			6
Quarterly periodic repayments						7,855	1,350	1,000			12,975
Weighted average interest rate													2.71%
Interest expense on long term debt	$ 7,357	$ 18,929											$ 7,077	$ 18,379

Derivative Instruments - Fair Value (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Derivative [Line Items]
Short-term liabilities	$ 0	$ 467
Total	0	467
Interest Rate Swaps
Derivative [Line Items]
Short-term liabilities	0	467
Long-term liabilities	0	0
Total	$ 0	$ 467

Derivative Instruments - Balance Sheet Location (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Derivatives Fair Value [Line Items]
Derivative instruments short-term liabilities	$ 0	$ 467
Total Derivative Liabilities	0	467
Derivatives designated as hedging instruments - effective hedges
Derivatives Fair Value [Line Items]
Derivative instruments long-term liabilities.	0	0
Derivative instruments short-term liabilities	0	100
Total derivatives not designated as hedging instruments - ineffective hedges
Derivatives Fair Value [Line Items]
Derivative instruments short-term liabilities	$ 0	$ 367

Derivative Instruments - Effective Portion (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	$ 462	$ 9,840
Amount of Gain/ (Loss) recognized in the consolidated statements of comprehensive income	4	1,447
Interest rate swaps
Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	(5)	(1,857)
Interest expense and finance cost
Amount of Loss Reclassified from OCI into consolidated statements of comprehensive income (Effective Portion)	(467)	(11,697)
Gain on interest rate swap agreement
Amount of Gain/ (Loss) recognized in the consolidated statements of comprehensive income	$ 4	$ 1,447

Derivative Instruments - Fair Value Measured on Recurring Basis (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Derivatives Fair Value [Line Items]
Derivatives	$ 0	$ 467
Quoted Prices in Active Markets for Identical Assets (Level 1)
Derivatives Fair Value [Line Items]
Derivatives	0	0
Significant Other Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Derivatives	0	467
Significant Unobservable Inputs (Level 3)
Derivatives Fair Value [Line Items]
Derivatives	$ 0	$ 0

Derivative Instruments - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	5 Months Ended	6 Months Ended
	Mar. 31, 2012	May 23, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2012 $370,000 Credit Facility	Jun. 29, 2012 $370,000 Credit Facility	Jun. 30, 2013 $350,000 Credit Facility
Debt Instrument [Line Items]
Number of Interest rate swaps			14
Number of Partnership's interest rate swaps expired			3			9
Number of interest rate swap agreements terminated					1		1
Number of interest rate swap agreements partially terminated							1
Amount of interest rate derivatives expired			$ 59,084
Interest rate swap agreements base rate			LIBOR
Number of interest rate swaps not qualifying as cash flow hedges	1	1
Interest rate swap not qualifying as cashflow hedge, amount to be amortized from OCL to Partnership' s Consolidated Statements of Comprehensive Loss	1,400	50
Amortization of gain/loss included in Accumulated OCI due to ineffectiveness			363	362
Change of the fair value of certain swap agreements			$ 4	$ 1,447

Partners' Capital - Partnership Units (Table) (Details)	Jun. 30, 2013	Dec. 31, 2012
Partners' Capital (Abstract)
Limited partner units	69,372,077	69,372,077
General partner units	1,415,757	1,415,757
Preferred partner units	24,655,554	15,555,554
Total partnership units	95,443,388	86,343,388

Partners' Capital - Distribution to Unitholders (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jan. 22, 2013 Common units	Jan. 23, 2012 Common units	Apr. 22, 2013 Common units	Apr. 24, 2012 Common units	Jun. 30, 2013 Common units	Jun. 30, 2012 Common units	Jan. 22, 2013 Preferred units	Jan. 23, 2012 Preferred units	Apr. 22, 2013 Preferred units	Apr. 24, 2012 Preferred units	Jun. 30, 2013 Preferred units
Distributions [Line Items]
Dividends declared			$ 0.2325	$ 0.2325	$ 0.2325	$ 0.2325	$ 0.465	$ 0.465	$ 0.21375	$ 0	$ 0.21375	$ 0	$ 0.4275
Common units entitled to distribution	69,372,077	69,372,077	69,372,077	69,372,077	69,372,077	69,372,077
Preferred units entitled to distribution	24,655,554	15,555,554							15,555,554	0	24,655,554	0
General partner and IDR distributions			$ 329	$ 329	$ 329	$ 329

Partners' Capital - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Mar. 26, 2013	Jun. 06, 2012
Partners' Capital (Abstract)
Class B convertible preferred unit issued			9,100,000	15,555,554
Net proceeds from insuance of Class B Convertible Preferred Units	$ 72,535	$ 136,425
Class B convertible preferred unit price			$ 8.25	$ 9
Conversion price of the Preferred units	$ 9
Conversion rate of the Preferred units	1
May 23 And June 6 2012 Preferred Units Agreement Conversion Terms	Commencing on May 23, 2015, in the event the 30-day volume-weighted average trading price (''VWAP'') and the daily VWAP of the Common Units on the National Securities Exchange on which the Common Units are listed or admitted to trading exceeds 130% of the then applicable Conversion Price for at least 20 Trading Days out of the 30 consecutive Trading Day period used to calculate the 30-day VWAP (the ''Partnership Mandatory Conversion Event'') the Partnership (acting pursuant to direction and approval of the Conflicts Committee (following consultation with the full Board of Directors), shall have the right to convert the Class B Convertible Preferred Units then outstanding in whole or in part into Common Units at the then-applicable Conversion Ratio. The holders of the outstanding Class B Convertible Preferred Units as of an applicable record date shall be entitled to receive, when, as and if authorized by the Partnership's board of directors or any duly authorized committee, out of legally available funds for such purpose, (a) first, the minimum quarterly Class B Convertible Preferred Unit Distribution Rate on each Class B Convertible Preferred Unit and (b) second, any cumulative Class B Convertible Preferred Unit Arrearage then outstanding, prior to any other distributions made in respect of any other Partnership Interests pursuant to this Agreement in cash. The minimum quarterly Class B Convertible Preferred Unit Distribution Rate shall be payable quarterly which is generally expected to be February 10, May 10, August 10 and November 10, or, if any such date is not a business day, the next succeeding business day.

Omnibus Incentive Compensation Plan (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Employee equity compensation
Units
Unvested, beginning of period	338,135
Vested	2,600
Unvested, end of period	335,535
Grant-date fair value
Unvested, beginning of period	$ 2,521
Vested	17
Unvested, end of period	2,504
Non-Employee equity compensation
Units
Unvested, beginning of period	650,464
Vested	0
Unvested, end of period	650,464
Grant-date fair value
Unvested, beginning of period	4,736
Vested	0
Unvested, end of period	$ 4,736

Omnibus Incentive Compensation Plan - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended					6 Months Ended	8 Months Ended			2 Months Ended					9 Months Ended	6 Months Ended			6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Partnerships Omnibus Incentive Compensation Plan	Jul. 22, 2010 Partnerships Omnibus Incentive Compensation Plan	Apr. 29, 2008 Partnerships Omnibus Incentive Compensation Plan	Jun. 30, 2013 Partnerships Omnibus Incentive Compensation Plan Employees	Aug. 25, 2010 Partnerships Omnibus Incentive Compensation Plan Employees	Aug. 31, 2010 Partnerships Omnibus Incentive Compensation Plan Non Employees	Jun. 30, 2013 Partnerships Omnibus Incentive Compensation Plan Non Employees	Mar. 01, 2010 Crude Carriers Corp. Equity Incentive Plan	Jun. 30, 2013 Crude Carriers Corp. Equity Incentive Plan	Sep. 30, 2011 Acquisition of Crude Carriers Corp. by the Partnership - Crude Equity Incentive Plan	Sep. 30, 2011 Acquisition of Crude Carriers Corp. by the Partnership - Crude Employee Equity Incentive Plan	Sep. 30, 2011 Acquisition of Crude Carriers Corp. by the Partnership - Crude Non Employee Equity Incentive Plan	Sep. 30, 2011 Acquisition of Crude Carriers Corp. by the Partnership - Crude Independent Committee	Jun. 30, 2013 Employee equity compensation	Dec. 31, 2012 Employee equity compensation	Aug. 25, 2010 Employee equity compensation	Jun. 30, 2013 Non-Employee equity compensation	Dec. 31, 2012 Non-Employee equity compensation
Units / Shares authorized				800,000	500,000					400,000
Units granted							448,000	347,200		399,400
Number of annual installments	3					3
Vesting date of remaining awards									2013-08-31		2013-08-31
Shares exchange ratio												1.56
Unvested shares													205,000	194,400		335,535	338,135		650,464	650,464
Number of units converted													319,800	303,264
Vested shares															20,000	2,600			0
Number of units vested and converted															31,200
Value of unvested units accrued distribution			$ 2,253
Share based compensation	2,739	1,991														907			1,832
Total unrecognized compensation cost																309
Grant date unit price																		$ 8.08
Expected period of recognition for unrecognized compensation cost																0 years 1 month 25 days
Total unrecognized compensation cost																			$ 753
Grant date unit price																			$ 9.28
Expected period of recognition for unrecognized compensation cost																			0 years 2 months 0 days

Net Income Per Unit Basic (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Net Income Per Unit (Abstract)
Partnership's net income	$ 64,332	$ 6,595
Less:
Partnership's net income available to preferred unit holders	10,540	4,159
General Partner's interest in Partnership's net income	1,076	49
Denominators
Weighted average number of common units outstanding, basic	68,385,001	68,186,476
Net income per common unit
Basic	$ 0.76	$ 0.03
Basic [Member]
Net Income Per Unit (Abstract)
Partnership's net income	64,332	6,595
Less:
Partnership's net income available to preferred unit holders	10,540	4,159
General Partner's interest in Partnership's net income	1,076	49
Partnership's net income allocable to unvested units	750	41
Partnership's net income available to common unit holders	$ 51,966	$ 2,346
Denominators
Weighted average number of common units outstanding, basic	68,385,001	68,186,476
Net income per common unit
Basic	$ 0.76	$ 0.03

Net Income Per Unit Diluted (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Numerators
Partnership's net income available to common unit holders	$ 64,332	$ 6,595
Less:
General Partner's interest in Partnership's net income	1,076	49
Partnership's net income available to preferred unit holders	10,540	4,159
Denominators
Weighted average number of common units outstanding, basic	68,385,001	68,186,476
Weighted average number of common units outstanding diluted	89,980,394	68,186,476
Net income per common unit:
Diluted	$ 0.7	$ 0.03
Diluted
Numerators
Partnership's net income available to common unit holders	64,332	6,595
Less:
General Partner's interest in Partnership's net income	975	49
Partnership's net income available to preferred unit holders	10,540	4,159
Partnership's net income allocable to unvested units	695	41
Add:
Partnership's net income available to preferred unit holders	10,540	0
Partnership's net income allocable to unvested units	695	0
-	$ 63,357	$ 2,346
Denominators
Weighted average number of common units outstanding, basic	68,385,001	68,186,476
Dilutive effect of preferred units	20,608,317	0
Dilutive effect of unvested shares	987,076	0
Weighted average number of common units outstanding diluted	89,980,394	68,186,476
Net income per common unit:
Diluted	$ 0.7	$ 0.03

Gain on sale of claim (Additional Information) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended			10 Months Ended			4 Months Ended	6 Months Ended
	Jun. 26, 2013	Jun. 30, 2013	Jun. 30, 2012	Nov. 14, 2012	Jun. 25, 2013	May 24, 2013	Jun. 30, 2013 New Charter Contracts	Jun. 30, 2013 Original Charter Contracts
Gain on sale of claim [Line Items]
Net daily hire rate per vessel							6.3	13
Number of claims				3
Total claim amount						$ 54,096
Percentage of right, title, interest, claims and causes of action transferred					100.00%
Gain on sale of claim to third party	32,000	32,000	0
Proceeds if total claim amount is allowed	39,219
Maximum amount to be paid to a third party		9,000
Contigent gain disclosed		$ 7,219
Claim to be allowed by the Court for the gain on sale of claim to third party to remain unchanged		$44,138

Commitments and Contingencies - Future Minimum Charter Hire Receipts (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
For the years ended June 30,
2014	$ 129,235
2015	73,449
2016	48,484
2017	43,672
2018	41,797
Thereafter	171,598
Total	$ 508,235

Subsequent events (Details) (USD $)	1 Months Ended
Jul. 23, 2013
Common Unitholders
Dividends declared	$ 0.2325
Class B Unitholders
Dividends declared	$ 0.21375